The Income Fund of America®
Investment portfolio
April 30, 2020
unaudited
Common stocks 64.99% Health care 10.49%	Shares	Value (000)
AstraZeneca PLC[1]	18,873,200	$1,979,883
Pfizer Inc.	50,240,000	1,927,206
Merck & Co., Inc.	19,504,493	1,547,487
Gilead Sciences, Inc.	15,765,000	1,324,260
GlaxoSmithKline PLC[1]	63,188,000	1,322,915
Novartis AG1	7,466,000	636,895
Johnson & Johnson	4,085,000	612,913
Bristol-Myers Squibb Co.	8,755,000	532,392
CVS Health Corp.	6,483,783	399,077
Takeda Pharmaceutical Co. Ltd.[1]	5,611,000	201,479
Sanofi[1]	1,419,000	138,826
Rotech Healthcare Inc.[1,2,3,4,5]	543,172	19,554
Advanz Pharma Corp. Ltd.[4,5]	961,943	3,194
Advanz Pharma Corp. Ltd.[4]	223,343	741
		10,646,822
Financials 9.52%
JPMorgan Chase & Co.	21,962,000	2,103,081
CME Group Inc., Class A	9,740,400	1,735,837
The Blackstone Group Inc., Class A	14,595,140	762,450
Zurich Insurance Group AG1	1,786,179	569,394
B3 SA - Brasil, Bolsa, Balcao	63,238,000	446,791
Citigroup Inc.	6,685,000	324,624
BlackRock, Inc.	556,600	279,435
Progressive Corp.	3,299,105	255,021
Wells Fargo & Co.	8,500,000	246,925
KeyCorp	20,857,000	242,984
Commonwealth Bank of Australia[1]	6,000,000	239,917
PNC Financial Services Group, Inc.	2,216,000	236,381
Apollo Global Management, Inc., Class A	5,250,000	212,572
BB Seguridade Participações SA	42,704,000	208,498
Bank of Nova Scotia	4,895,000	196,229
Synchrony Financial	9,893,551	195,793
Ares Management Corp., Class A	5,143,000	172,548
Truist Financial Corp.	4,001,000	149,317
DBS Group Holdings Ltd.[1]	8,200,000	114,939
T. Rowe Price Group, Inc.	966,477	111,754
Regions Financial Corp.	10,204,000	109,693
Toronto-Dominion Bank (CAD denominated)	2,496,000	104,291
Carlyle Group Inc.	4,058,373	95,128
Macquarie Group Ltd.[1]	1,282,000	83,783
Bank of America Corp.	3,035,000	72,992
Hang Seng Bank Ltd.[1]	3,791,000	66,514
CIT Group Inc.	3,420,423	64,920
KBC Groep NV1	1,123,500	60,741
AXA SA1	3,345,000	59,458
Ping An Insurance (Group) Co. of China, Ltd., Class H1	4,977,500	50,471
The Income Fund of America — Page 1 of 45

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Legal & General Group PLC[1]	15,394,000	$39,742
Sberbank of Russia PJSC (ADR)[1]	3,298,000	35,192
The Bank of N.T. Butterfield & Son Ltd.	300,000	6,603
St. James’s Place PLC[1]	466,000	5,003
AURELIUS Equity Opportunities SE & Co. KGaA, non-registered shares[1]	150,000	2,636
		9,661,657
Consumer staples 8.44%
Philip Morris International Inc.	24,467,500	1,825,276
Altria Group, Inc.	24,541,000	963,234
British American Tobacco PLC[1]	23,651,300	918,490
Coca-Cola Co.	19,016,000	872,644
Procter & Gamble Co.	7,400,000	872,238
Unilever PLC[1]	12,690,000	656,098
Unilever PLC (ADR)	1,200,000	62,244
Kellogg Co.	10,850,000	710,675
General Mills, Inc.	11,845,000	709,397
Nestlé SA1	4,237,617	447,645
Anheuser-Busch InBev NV1	3,844,229	178,439
Colgate-Palmolive Co.	1,669,519	117,317
Conagra Brands, Inc.	2,548,100	85,209
Costco Wholesale Corp.	268,000	81,204
Walgreens Boots Alliance, Inc.	1,475,600	63,879
		8,563,989
Information technology 8.33%
Microsoft Corp.	14,858,854	2,662,855
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	140,735,500	1,414,317
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,855,000	98,556
Broadcom Inc.	4,671,112	1,268,767
QUALCOMM Inc.	10,763,000	846,725
Texas Instruments Inc.	5,715,000	663,340
NortonLifeLock Inc.	24,468,359	520,442
International Business Machines Corp.	3,455,000	433,810
Tokyo Electron Ltd.[1]	740,000	156,546
Edenred SA1	3,433,774	138,489
Paychex, Inc.	1,657,000	113,538
Vanguard International Semiconductor Corp.[1]	36,705,886	84,939
Maxim Integrated Products, Inc.	960,000	52,781
		8,455,105
Industrials 6.29%
Lockheed Martin Corp.	4,783,700	1,861,146
BAE Systems PLC[1]	98,010,000	628,299
Illinois Tool Works Inc.	3,530,000	573,625
Emerson Electric Co.	9,100,000	518,973
Norfolk Southern Corp.	2,532,453	433,303
Hubbell Inc.[2]	3,430,000	426,795
Kone OYJ, Class B1	6,265,000	380,092
Honeywell International Inc.	2,528,500	358,794
PACCAR Inc.	4,653,700	322,176
United Parcel Service, Inc., Class B	2,690,000	254,635
AB Volvo, Class B1,4	17,938,618	231,347
Boeing Co.	1,578,700	222,628
Watsco, Inc.	565,000	90,959
The Income Fund of America — Page 2 of 45

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Meggitt PLC[1]	18,836,000	$66,348
Coor Service Management Holding AB1	1,200,000	7,922
		6,377,042
Real estate 6.14%
Crown Castle International Corp. REIT	9,738,488	1,552,607
Digital Realty Trust, Inc. REIT	9,999,000	1,494,750
Iron Mountain Inc. REIT[2]	18,660,000	451,199
Prologis, Inc. REIT	4,560,000	406,889
Gaming and Leisure Properties, Inc. REIT[2]	13,394,000	378,247
Public Storage REIT	1,618,500	300,151
American Tower Corp. REIT	1,007,173	239,707
Camden Property Trust REIT	2,580,285	227,246
China Overseas Land & Investment Ltd.[1]	50,266,000	181,181
Link Real Estate Investment Trust REIT[1]	19,651,812	174,302
Simon Property Group, Inc. REIT	2,493,500	166,491
Shimao Property Holdings Ltd.[1]	40,761,500	163,483
Longfor Group Holdings Ltd.[1]	29,723,000	147,306
Lamar Advertising Co. REIT, Class A	2,353,322	135,669
Extra Space Storage Inc. REIT	983,000	86,740
MGM Growth Properties LLC REIT, Class A	3,337,327	84,000
China Resources Land Ltd.[1]	8,172,000	32,832
Brookfield Property Partners LP	550,000	5,148
		6,227,948
Utilities 4.90%
Enel SpA[1]	196,520,535	1,345,411
DTE Energy Co.	7,783,030	807,411
Brookfield Infrastructure Partners LP2	16,183,823	636,680
AES Corp.[2]	43,141,951	571,631
Public Service Enterprise Group Inc.	8,929,000	452,790
Duke Energy Corp.	3,999,999	338,640
National Grid PLC[1]	23,640,000	278,259
American Electric Power Co., Inc.	2,000,000	166,220
Guangdong Investment Ltd.[1]	68,064,000	140,252
Dominion Energy, Inc.	691,190	53,311
ContourGlobal PLC[1]	25,431,946	51,914
NTPC Ltd.[1]	35,844,417	45,081
Xcel Energy Inc.	598,382	38,033
Brookfield Infrastructure Corp., Class A, subordinate voting shares[4]	905,778	37,905
Vistra Energy Corp.	69,735	1,363
		4,964,901
Consumer discretionary 3.86%
Target Corp.	10,870,000	1,192,874
Home Depot, Inc.	4,423,500	972,418
General Motors Co.	17,275,306	385,067
Darden Restaurants, Inc.	4,241,000	312,943
Las Vegas Sands Corp.	5,767,000	276,931
Wynn Macau, Ltd.[1]	80,384,000	140,263
Industria de Diseño Textil, SA1	5,427,531	138,458
Domino’s Pizza Group PLC[1,2]	30,671,123	133,014
Peugeot SA1	8,797,000	126,258
Sands China Ltd.[1]	25,097,800	100,916
Nordstrom, Inc.	4,719,502	88,632
The Income Fund of America — Page 3 of 45

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Restaurant Brands International Inc.	965,000	$47,575
Dustin Group AB1	409,995	2,082
		3,917,431
Materials 2.82%
Rio Tinto PLC[1]	13,605,000	632,315
Air Products and Chemicals, Inc.	2,696,571	608,293
LyondellBasell Industries NV	6,755,000	391,452
Dow Inc.	10,288,166	377,473
BASF SE1	4,800,000	246,739
Packaging Corp. of America	2,401,566	232,111
WestRock Co.	5,248,500	168,949
CF Industries Holdings, Inc.	5,150,000	141,625
Nucor Corp.	825,400	33,998
Vale SA, ordinary nominative	3,180,000	26,233
Hexion Holdings Corp., Class B4	320,375	2,707
		2,861,895
Communication services 2.69%
Verizon Communications Inc.	30,518,000	1,753,259
Koninklijke KPN NV1,2	212,159,499	491,457
Advanced Info Service PCL, foreign registered[1]	33,110,000	201,315
SoftBank Corp.[1]	10,170,400	138,348
HKBN Ltd.[1,2]	66,072,000	113,303
Shaw Communications Inc., Class B, nonvoting shares	2,014,178	32,862
Cumulus Media Inc., Class A4	217,442	963
iHeartMedia, Inc., Class A4	64,955	456
Clear Channel Outdoor Holdings, Inc.[4]	152,827	147
Adelphia Recovery Trust, Series ACC-1[1,3,4]	9,913,675	5
		2,732,115
Energy 1.51%
Chevron Corp.	6,031,500	554,898
BP PLC[1]	82,500,000	325,765
BP PLC (ADR)	165,000	3,927
Enbridge Inc.	6,993,920	214,573
Occidental Petroleum Corp.	6,800,000	112,880
Inter Pipeline Ltd.	13,457,680	112,538
Baker Hughes Co., Class A	5,500,000	76,725
TC Energy Corp. (CAD denominated)	1,070,000	49,243
Helmerich & Payne, Inc.	1,811,048	35,804
Ascent Resources - Utica, LLC, Class A1,2,3,4,5	110,214,618	23,145
Exxon Mobil Corp.	296,000	13,755
Tribune Resources, LLC[1,4]	3,935,815	6,396
Weatherford International[4]	1,172,205	5,275
McDermott International, Inc.[4]	11,639	1
Tapstone Energy, LLC[1,3,4,6]	66,043	1
Sable Permian Resources, LLC, unit[1,3,4]	96,515,980	—[7]
		1,534,926
Total common stocks (cost: $53,197,360,000)		65,943,831
The Income Fund of America — Page 4 of 45

unaudited
Preferred securities 0.31% Financials 0.22%	Shares	Value (000)
Citigroup Inc., 7.681% preferred shares	2,368,637	$63,409
Citigroup Inc., Series K, noncumulative, preferred depositary shares	2,145,767	58,708
PNC Financial Services Group, Inc., Series P, noncumulative, preferred depositary shares	2,000,000	52,720
Goldman Sachs Group, Inc., Series J, 5.50% preferred depositary shares	1,200,000	30,300
Wells Fargo & Co., Series Q, Class A, 5.85% noncumulative, preferred depositary shares	555,913	14,059
		219,196
Information technology 0.09%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	2,750,000	95,773
Consumer discretionary 0.00%
Neiman Marcus Group, Inc., preferred shares[4,6]	1,683,792	1,094
Total preferred securities (cost: $309,020,000)		316,063
Rights & warrants 0.00% Energy 0.00%
Tribune Resources, LLC, Class A, warrants, expire 2023[1,3,4]	1,778,694	13
Tribune Resources, LLC, Class B, warrants, expire 2023[1,3,4]	1,383,428	6
Tribune Resources, LLC, Class C, warrants, expire 2023[1,3,4]	948,600	2
Ultra Petroleum Corp., warrants, expire 2025[4]	499,240	18
		39
Industrials 0.00%
Associated Materials, LLC, warrants, expire 2023[1,3,4]	328,867	—[7]
Total rights & warrants (cost: $388,000)		39
Convertible stocks 0.61% Utilities 0.18%
NextEra Energy, Inc., units, convertible preferred shares, 5.279% 2023	3,420,300	147,723
DTE Energy Co., units, convertible preferred shares, 6.25% 2022	902,600	37,728
		185,451
Health care 0.18%
Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	150,000	178,368
Information technology 0.15%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	150,000	152,616
Real estate 0.06%
Crown Castle International Corp. REIT, Series A, convertible preferred shares, 6.875% 2020	44,500	61,989
Consumer staples 0.03%
Bunge Ltd., convertible preferred shares, 4.875%	322,700	30,011
The Income Fund of America — Page 5 of 45

unaudited
Convertible stocks (continued) Industrials 0.01%	Shares	Value (000)
Associated Materials, LLC, convertible preferred shares, 14.00% 2020[1,3]	23,150	$5,682
Total convertible stocks (cost: $612,836,000)		614,117
Convertible bonds 0.00% Communication services 0.00%	Principal amount (000)
DISH DBS Corp., convertible notes, 3.375% 2026	$ 4,900	3,984
Gogo Inc., convertible notes, 6.00% 2022	399	217
Total convertible bonds (cost: $5,760,000)		4,201
Bonds, notes & other debt instruments 28.71% Corporate bonds & notes 13.67% Financials 2.18%
ACE INA Holdings Inc. 2.30% 2020	4,485	4,509
ACE INA Holdings Inc. 2.875% 2022	765	799
ACE INA Holdings Inc. 3.35% 2026	765	842
Advisor Group Holdings, LLC 6.25% 2028[6]	12,090	10,753
AG Merger Sub II, Inc. 10.75% 2027[6]	25,290	19,357
Alliant Holdings Intermediate, LLC 6.75% 2027[6]	19,786	19,830
Ally Financial Inc. 4.25% 2021	21,955	22,165
Ally Financial Inc. 8.00% 2031	13,370	16,329
Ally Financial Inc. 8.00% 2031	4,276	4,964
AssuredPartners, Inc. 8.00% 2027[6]	17,850	16,816
AXA Equitable Holdings, Inc. 5.00% 2048	4,400	4,588
Bank of America Corp. 5.00% 2021	3,500	3,641
Bank of America Corp. 3.004% 2023 (3-month USD-LIBOR + 0.79% on 12/20/2022)[8]	21,500	22,282
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[8]	10,000	10,529
Bank of America Corp. 3.864% 2024 (3-month USD-LIBOR + 0.94% on 7/23/2023)[8]	1,851	1,977
Bank of America Corp. 4.20% 2024	2,975	3,222
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[8]	10,395	10,663
Bank of America Corp. 3.093% 2025 (3-month USD-LIBOR + 1.09% on 10/1/2024)[8]	19,550	20,550
Bank of America Corp. 2.015% 2026 (3-month USD-LIBOR + 0.64% on 2/13/2025)[8]	38,249	38,455
Bank of America Corp. 3.50% 2026	6,450	7,022
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[8]	8,954	9,608
Bank of America Corp. 3.593% 2028 (3-month USD-LIBOR + 1.37% on 7/21/2027)[8]	975	1,052
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[8]	12,905	13,091
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[8]	5,425	6,533
Bank of Nova Scotia 1.625% 2023	10,000	10,003
Berkshire Hathaway Finance Corp. 4.20% 2048	9,020	11,381
BNP Paribas 3.50% 2023[6]	14,025	14,510
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[6,8]	5,750	5,801
BNP Paribas 3.375% 2025[6]	22,125	23,094
CIT Group Inc. 4.125% 2021	3,075	3,035
CIT Group Inc. 5.25% 2025	4,239	4,209
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[8]	39,190	41,110
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[8]	9,575	11,019
Citigroup Inc. 4.60% 2026	3,875	4,262
Citigroup Inc. 3.668% 2028[8]	3,100	3,318
Citigroup Inc. 3.887% 2028[9]	7,700	8,311
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[8]	7,012	7,165
Citigroup Inc. 4.65% 2048	2,647	3,252
Citigroup Inc., Series A, junior subordinated, 5.95% (3-month USD-LIBOR + 4.068% on 1/30/2023)[8]	13,295	13,239
The Income Fund of America — Page 6 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
CME Group Inc. 3.75% 2028	$6,875	$8,030
Commonwealth Bank of Australia 3.35% 2024	800	856
Commonwealth Bank of Australia 3.35% 2024[6]	675	722
Compass Diversified Holdings 8.00% 2026[6]	27,798	29,246
Credit Suisse AG (New York Branch) 2.80% 2022	8,925	9,144
Credit Suisse AG (New York Branch) 2.95% 2025	4,375	4,606
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[6,8]	4,750	4,839
Credit Suisse Group AG 3.80% 2023	14,925	15,646
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[6,8]	6,775	6,766
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[6,8]	1,975	2,094
Credit Suisse Group AG 4.194% 2031[6,8]	7,850	8,554
Danske Bank AS 2.00% 2021[6]	4,130	4,131
Danske Bank AS 2.70% 2022[6]	6,615	6,703
Danske Bank AS 3.875% 2023[6]	9,604	9,920
Deutsche Bank AG 2.70% 2020	20,000	19,979
Deutsche Bank AG 3.15% 2021	7,482	7,474
Deutsche Bank AG 3.375% 2021	1,825	1,812
Deutsche Bank AG 4.25% 2021	29,900	29,964
Deutsche Bank AG 4.25% 2021	725	730
Deutsche Bank AG 5.00% 2022	3,875	3,943
Deutsche Bank AG 3.95% 2023	6,175	6,161
Deutsche Bank AG 3.70% 2024	10,125	9,811
Deutsche Bank AG 3.70% 2024	4,325	4,258
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[8]	101,886	99,722
Deutsche Bank AG 4.10% 2026	32,650	31,724
Fairstone Financial Inc. 7.875% 2024[6]	16,201	15,509
Fifth Third Bancorp 1.625% 2023	5,275	5,272
Fifth Third Bancorp 2.55% 2027	9,575	9,556
FS Energy and Power Fund 7.50% 2023[6]	24,225	15,812
Goldman Sachs Group, Inc. 5.75% 2022	20,000	21,419
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[8]	10,904	11,176
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[8]	3,279	3,436
Goldman Sachs Group, Inc. 3.50% 2025	37,090	39,520
Goldman Sachs Group, Inc. 3.50% 2026	2,375	2,524
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)[8]	8,000	8,542
Groupe BPCE SA 5.70% 2023[6]	21,170	23,001
Groupe BPCE SA 5.15% 2024[6]	12,085	12,949
HSBC Holdings PLC 4.25% 2024	9,000	9,568
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[8]	5,750	6,505
HUB International Ltd. 7.00% 2026[6]	28,461	28,255
HUB International Ltd., Term Loan B, (1-month USD-LIBOR + 4.00%) 5.692% 2025[9,10]	5,985	5,777
Icahn Enterprises Finance Corp. 6.25% 2022	29,020	29,439
Icahn Enterprises Finance Corp. 5.25% 2027	8,205	7,846
Intesa Sanpaolo SpA 6.50% 2021[6]	3,600	3,700
Intesa Sanpaolo SpA 3.125% 2022[6]	11,300	11,289
Intesa Sanpaolo SpA 3.375% 2023[6]	7,150	7,171
Intesa Sanpaolo SpA 5.017% 2024[6]	149,555	149,746
Intesa Sanpaolo SpA 5.71% 2026[6]	43,165	44,156
Intesa Sanpaolo SpA 3.875% 2027[6]	9,300	9,131
Intesa Sanpaolo SpA 3.875% 2028[6]	2,820	2,776
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[8]	5,400	5,720
JPMorgan Chase & Co. 3.875% 2024	450	485
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[8]	800	818
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[8]	61,875	62,627
The Income Fund of America — Page 7 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 2.083% 2026 (USD-SOFR + 1.85% on 4/22/2025)[8]	$3,897	$3,954
JPMorgan Chase & Co. 2.95% 2026	7,526	7,901
JPMorgan Chase & Co. 3.782% 2028 (3-month USD-LIBOR + 1.337% on 2/1/2027)[8]	5,287	5,774
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[8]	2,851	2,917
JPMorgan Chase & Co., Series I, junior subordinated, 4.23% (3-month USD-LIBOR + 3.47% on 7/30/2020)[8]	36,549	33,506
JPMorgan Chase & Co., Series Z, junior subordinated, 5.30% (3-month USD-LIBOR + 3.80% on 5/1/2020)[8]	30,000	28,488
JPMorgan Chase & Co., Series S, junior subordinated, 6.75% (3-month USD-LIBOR + 3.78% on 2/1/2024)[8]	25,901	27,825
Ladder Capital Corp. 4.25% 2027[6]	10,834	7,597
Liberty Mutual Group Inc. 4.25% 2023[6]	971	1,034
Liberty Mutual Group Inc. 4.569% 2029[6]	3,429	3,849
Lloyds Banking Group PLC 4.05% 2023	6,000	6,352
Lloyds Banking Group PLC 4.582% 2025	7,000	7,578
Lloyds Banking Group PLC 2.438% 2026 (UST Yield Curve Rate T Note Constant Maturity 1-year + 1.00% on 2/5/2025)[8]	5,600	5,600
Lloyds Banking Group PLC 4.375% 2028	3,950	4,384
LPL Financial Holdings Inc. 4.625% 2027[6]	28,350	27,251
Morgan Stanley 3.125% 2023	4,450	4,632
Morgan Stanley 3.70% 2024	1,835	1,982
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[8]	9,000	9,109
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[8]	22,550	23,160
Morgan Stanley 3.622% 2031 (USD-SOFR + 3.12% on 4/1/2030)[8]	22,805	25,121
MSCI Inc. 5.375% 2027[6]	10,775	11,673
MSCI Inc. 4.00% 2029[6]	28,025	29,226
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	3,520	3,963
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 3.031% 2024[6,9]	8,150	8,096
Navient Corp. 6.50% 2022	10,790	10,507
Navient Corp. 5.50% 2023	49,480	46,202
Navient Corp. 7.25% 2023	2,700	2,602
Navient Corp. 6.125% 2024	29,925	27,718
Navient Corp. 5.00% 2027	13,615	11,549
Navient Corp. 5.625% 2033	4,340	3,302
New York Life Insurance Co. 3.75% 2050[6]	5,876	6,662
Northern Trust Corp. 1.95% 2030	12,000	11,973
Owl Rock Capital Corp. 4.625% 2024[6]	8,600	7,718
Owl Rock Capital Corp. 3.75% 2025	11,280	10,248
PNC Financial Services Group, Inc. 2.854% 2022[8]	8,395	8,791
PNC Financial Services Group, Inc. 3.90% 2024	3,000	3,268
PNC Financial Services Group, Inc., Series O, junior subordinated, 6.75% (3-month USD-LIBOR + 3.678% on 8/1/2021)[8]	10,250	10,401
Prudential Financial, Inc. 4.35% 2050	7,000	8,020
Prudential Financial, Inc., junior subordinated, 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)[8]	1,850	1,912
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[8]	4,000	4,125
Rabobank Nederland 2.75% 2022	2,825	2,897
Rabobank Nederland 4.375% 2025	9,000	9,723
Royal Bank of Canada 3.20% 2021	5,000	5,116
Santander Holdings USA, Inc. 4.45% 2021	8,500	8,754
Santander Holdings USA, Inc. 3.70% 2022	10,500	10,657
Santander Holdings USA, Inc. 3.40% 2023	12,500	12,593
Santander Holdings USA, Inc. 3.50% 2024	11,250	11,392
Springleaf Finance Corp. 6.125% 2024	22,825	21,544
Starwood Property Trust, Inc. 3.625% 2021	11,360	10,761
Starwood Property Trust, Inc. 5.00% 2021	30,616	28,799
State Street Corp. 2.825% 2023 (USD-SOFR + 2.69% on 3/30/2022)[6,8]	3,925	4,038
State Street Corp. 2.901% 2026 (USD-SOFR + 2.70% on 3/30/2025)[6,8]	4,300	4,573
The Income Fund of America — Page 8 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
State Street Corp. 3.152% 2031 (USD-SOFR + 2.65% on 3/30/2025)[6,8]	$2,625	$2,864
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[6,8]	3,800	4,162
Synchrony Financial 2.85% 2022	7,075	6,876
Synchrony Financial 4.375% 2024	5,095	5,028
The Edelman Financial Center LLC, Term Loan, (3-month USD-LIBOR + 6.75%) 7.320% 2026[9,10]	28,500	23,628
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 5.00%) 6.463% 2026[9,10]	10,246	6,391
U.S. Bancorp 3.70% 2024	10,000	10,859
U.S. Bancorp 2.375% 2026	6,000	6,263
UBS Group AG 4.125% 2025[6]	4,425	4,871
UniCredit SpA 3.75% 2022[6]	23,958	24,216
UniCredit SpA 6.572% 2022[6]	39,195	40,452
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[6,8]	26,700	26,837
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[6,8]	23,690	25,450
Wells Fargo & Co. 4.60% 2021	25,000	25,805
Wells Fargo & Co. 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)[8]	20,775	21,124
Wells Fargo & Co. 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[8]	12,011	12,070
Wells Fargo & Co. 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)[8]	8,576	8,630
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)[8]	281	302
Wells Fargo & Co. 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[8]	3,475	3,560
Wells Fargo & Co. 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[8]	7,185	7,193
Wells Fargo & Co. 4.478% 2031 (3-month USD-LIBOR + 3.77% on 4/4/2030)[8]	1,241	1,447
Wells Fargo & Co. 3.068% 2041 (USD-SOFR + 2.53% on 4/30/2040)[8]	5,121	5,061
Wells Fargo & Co. 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[8]	15,456	20,449
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[8]	7,000	6,908
		2,211,109
Health care 2.06%
Abbott Laboratories 3.75% 2026	3,539	4,095
AbbVie Inc. 2.60% 2024[6]	6,000	6,266
AbbVie Inc. 2.95% 2026[6]	2,890	3,064
AbbVie Inc. 4.30% 2036	1,003	1,121
AbbVie Inc. 4.05% 2039[6]	2,294	2,540
AbbVie Inc. 4.45% 2046	5,266	6,172
Allergan PLC 3.45% 2022	21,443	21,990
Allergan PLC 3.80% 2025	8,935	9,547
Allergan PLC 4.55% 2035	6,750	7,800
Allergan PLC 4.75% 2045	4,403	5,115
Allergan, Inc. 5.00% 2021[6]	3,809	3,992
Amgen Inc. 2.20% 2027	2,915	3,003
Anthem, Inc. 2.375% 2025	4,849	4,994
Anthem, Inc. 2.25% 2030	12,000	11,955
AstraZeneca PLC 3.375% 2025	4,500	4,989
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 4.154% 2026[9,10]	21,262	18,073
Avantor, Inc. 6.00% 2024[6]	11,675	12,366
Bausch Health Cos. Inc. 5.00% 2028[6]	17,655	16,989
Bausch Health Cos. Inc. 7.00% 2028[6]	9,470	9,869
Bausch Health Cos. Inc. 5.25% 2030[6]	7,700	7,662
Bayer US Finance II LLC 3.875% 2023[6]	11,375	12,091
Bayer US Finance II LLC 4.25% 2025[6]	20,143	22,338
Bayer US Finance II LLC 4.40% 2044[6]	13,090	15,391
Becton, Dickinson and Co. 3.70% 2027	6,000	6,523
Boston Scientific Corp. 3.85% 2025	2,543	2,822
The Income Fund of America — Page 9 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Bristol-Myers Squibb Co. 2.90% 2024[6]	$830	$887
Catalent Pharma Solutions Inc., 5.00% 2027[6]	1,407	1,442
Centene Corp. 4.75% 2022	34,758	35,260
Centene Corp. 4.75% 2025	23,010	23,667
Centene Corp. 4.75% 2025[6]	17,300	17,794
Centene Corp. 5.25% 2025[6]	1,000	1,048
Centene Corp. 5.375% 2026[6]	6,740	7,173
Centene Corp. 4.25% 2027[6]	51,990	54,636
Centene Corp. 4.625% 2029[6]	57,625	63,367
Centene Corp. 3.375% 2030[6]	25,755	26,060
Charles River Laboratories International, Inc. 5.50% 2026[6]	11,360	11,749
Charles River Laboratories International, Inc. 4.25% 2028[6]	13,815	14,000
Cigna Corp. 2.40% 2030	11,299	11,409
Cigna Corp. 4.80% 2038	3,830	4,673
CVS Health Corp. 3.625% 2027	5,855	6,383
CVS Health Corp. 4.30% 2028	4,310	4,864
CVS Health Corp. 3.75% 2030	5,346	5,947
DaVita HealthCare Partners Inc. 5.00% 2025	8,400	8,542
Eli Lilly and Co. 3.375% 2029	3,330	3,800
Encompass Health Corp. 4.50% 2028	13,326	13,413
Encompass Health Corp. 4.75% 2030	8,420	8,460
Endo International PLC 5.75% 2022[6]	31,706	25,048
Endo International PLC 6.00% 2023[6]	6,384	4,825
Endo International PLC 6.00% 2025[6,8]	54,295	39,201
GlaxoSmithKline PLC 3.00% 2024	3,865	4,163
GlaxoSmithKline PLC 3.625% 2025	5,915	6,628
HCA Inc. 5.875% 2023	15,390	16,639
HCA Inc. 5.375% 2025	3,530	3,814
HCA Inc. 5.375% 2026	6,680	7,273
HCA Inc. 5.875% 2026	13,870	15,465
HCA Inc. 5.625% 2028	15,390	17,124
HealthSouth Corp. 5.75% 2024	8,960	9,051
HealthSouth Corp. 5.75% 2025	12,472	12,750
IMS Health Holdings, Inc. 5.00% 2026[6]	24,700	25,604
Iqvia Inc. 5.00% 2027[6]	8,320	8,594
Jaguar Holding Co. 6.375% 2023[6]	13,140	13,386
Kinetic Concepts, Inc. 12.50% 2021[6]	5,130	5,130
Mallinckrodt PLC 5.75% 2022[6]	7,940	3,464
Mallinckrodt PLC 10.00% 2025[6]	116,555	106,065
Molina Healthcare, Inc. 5.375% 2022	57,965	60,179
Molina Healthcare, Inc. 4.875% 2025[6]	23,879	24,173
Mylan Laboratories Inc. 3.15% 2021	4,403	4,430
Novartis Capital Corp. 2.00% 2027	3,090	3,270
Owens & Minor, Inc. 3.875% 2021	35,786	34,081
Owens & Minor, Inc. 4.375% 2024	12,644	10,334
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.485% 2025[9,10]	10,840	8,735
Par Pharmaceutical Cos. Inc. 7.50% 2027[6]	36,270	36,963
PAREXEL International Corp. 6.375% 2025[6]	12,305	11,551
Pfizer Inc. 3.45% 2029	9,000	10,382
Radiology Partners, Inc. 9.25% 2028[6]	14,930	14,314
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[1,2,3,9,10,11]	24,614	24,860
Select Medical Holdings Corp. 6.25% 2026[6]	18,853	18,091
Shire PLC 2.40% 2021	11,086	11,260
Shire PLC 2.875% 2023	4,425	4,607
The Income Fund of America — Page 10 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Sotera Health Holdings LLC, Term Loan, (3-months USD-LIBOR + 4.50%) 5.50% 2026[9,10]	$14,110	$13,643
Surgery Center Holdings 10.00% 2027[6]	15,305	14,266
Takeda Pharmaceutical Co., Ltd. 4.40% 2023	12,910	14,179
Team Health Holdings, Inc. 6.375% 2025[6]	44,390	24,730
Team Health Holdings, Inc., Term Loan B, 3.75% 2024[9,10]	8,688	6,462
Tenet Healthcare Corp. 4.625% 2024	29,166	28,927
Tenet Healthcare Corp. 4.875% 2026[6]	84,580	84,026
Tenet Healthcare Corp. 5.125% 2027[6]	2,895	2,868
Teva Pharmaceutical Finance Co. BV 2.20% 2021	4,593	4,493
Teva Pharmaceutical Finance Co. BV 2.80% 2023	155,797	143,949
Teva Pharmaceutical Finance Co. BV 6.00% 2024	109,417	109,417
Teva Pharmaceutical Finance Co. BV 7.125% 2025[6]	30,880	32,146
Teva Pharmaceutical Finance Co. BV 3.15% 2026	45,395	39,780
Teva Pharmaceutical Finance Co. BV 6.75% 2028	192,275	198,649
Teva Pharmaceutical Finance Co. BV 4.10% 2046	66,410	52,231
UnitedHealth Group Inc. 4.45% 2048	5,000	6,427
Valeant Pharmaceuticals International, Inc. 5.875% 2023[6]	1,183	1,176
Valeant Pharmaceuticals International, Inc. 5.50% 2025[6]	13,550	14,153
Valeant Pharmaceuticals International, Inc. 6.125% 2025[6]	94,162	95,652
Valeant Pharmaceuticals International, Inc. 9.00% 2025[6]	16,475	18,048
Valeant Pharmaceuticals International, Inc. 9.25% 2026[6]	22,245	24,581
Valeant Pharmaceuticals International, Inc. 8.50% 2027[6]	5,175	5,729
Vizient Inc. 6.25% 2027[6]	590	624
Zimmer Holdings, Inc. 3.15% 2022	9,455	9,705
		2,092,656
Consumer discretionary 1.84%
Adient US LLC 9.00% 2025[6]	2,298	2,407
Allied Universal Holdco LLC 6.625% 2026[6]	14,500	14,976
Allied Universal Holdco LLC 9.75% 2027[6]	21,000	21,332
Boyd Gaming Corp. 4.75% 2027[6]	18,340	15,884
Carnival Corp. 3.95% 2020	11,290	10,967
Carnival Corp. 11.50% 2023[6]	29,395	30,782
Cedar Fair LP/Canadas Wonderland Co/Magnum Management Corp/Millennium Operations LLC 5.50% 2025[6]	14,400	14,508
Cedar Fair, LP 5.25% 2029[6]	6,275	5,426
Churchill Downs Inc. 4.75% 2028[6]	23,700	22,175
Cirsa Gaming Corp. SA 7.875% 2023[6]	1,770	1,452
DaimlerChrysler North America Holding Corp. 3.40% 2022[6]	2,525	2,529
DaimlerChrysler North America Holding Corp. 1.75% 2023[6]	17,000	16,248
DaimlerChrysler North America Holding Corp. 3.30% 2025[6]	2,000	1,982
Extended Stay America Inc. 4.625% 2027[6]	11,801	10,709
Ford Motor Co. 8.50% 2023	18,549	18,433
Ford Motor Co. 9.00% 2025	27,438	26,821
Ford Motor Credit Co. 2.343% 2020	16,295	15,941
Ford Motor Credit Co. 3.157% 2020	6,177	6,162
Ford Motor Credit Co. 3.20% 2021	13,575	13,185
Ford Motor Credit Co. 3.336% 2021	10,000	9,650
Ford Motor Credit Co. 3.47% 2021	291	279
Ford Motor Credit Co. 3.813% 2021	18,008	17,040
Ford Motor Credit Co. 5.085% 2021	1,565	1,538
Ford Motor Credit Co. 5.875% 2021	2,185	2,174
Ford Motor Credit Co. 3.219% 2022	229	215
Ford Motor Credit Co. 3.339% 2022	35,754	33,255
The Income Fund of America — Page 11 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 5.596% 2022	$5,875	$5,757
Ford Motor Credit Co. 3.087% 2023	81,124	72,910
Ford Motor Credit Co. 3.096% 2023	43,399	38,517
Ford Motor Credit Co. 4.14% 2023	6,025	5,588
Ford Motor Credit Co. 4.375% 2023	17,336	15,862
Ford Motor Credit Co. 3.664% 2024	39,366	34,002
Ford Motor Credit Co. 3.81% 2024	28,636	25,307
Ford Motor Credit Co. 4.063% 2024	10,000	8,825
Ford Motor Credit Co. 5.584% 2024	17,590	16,666
Ford Motor Credit Co. 4.542% 2026	1,874	1,619
Ford Motor Credit Co. 4.271% 2027	25,000	21,375
General Motors Co. 4.35% 2025	6,065	5,781
General Motors Co. 5.00% 2035	11,070	9,293
General Motors Co. 6.60% 2036	17,899	16,437
General Motors Co. 6.25% 2043	11,362	9,872
General Motors Co. 5.20% 2045	9,470	7,653
General Motors Co. 6.75% 2046	21,033	19,335
General Motors Co. 5.40% 2048	3,397	2,713
General Motors Co. 5.95% 2049	23,921	20,378
General Motors Financial Co. 3.45% 2022	3,000	2,900
General Motors Financial Co. 3.55% 2022	8,518	8,256
General Motors Financial Co. 3.25% 2023	16,226	15,395
General Motors Financial Co. 3.50% 2024	9,404	8,687
General Motors Financial Co. 5.10% 2024	10,611	10,480
General Motors Financial Co. 4.00% 2025	1,760	1,651
General Motors Financial Co. 4.30% 2025	534	502
General Motors Financial Co. 4.00% 2026	2,000	1,819
General Motors Financial Co. 5.25% 2026	4,938	4,747
Hanesbrands Inc. 4.625% 2024[6]	16,350	16,430
Hanesbrands Inc. 5.375% 2025[6]	7,170	7,170
Hanesbrands Inc. 4.875% 2026[6]	33,027	33,392
Hilton Worldwide Holdings Inc. 4.875% 2030	16,185	15,591
Home Depot, Inc. 3.90% 2028	1,150	1,336
Home Depot, Inc. 2.95% 2029	10,700	11,631
Home Depot, Inc. 5.95% 2041	12,500	18,551
Home Depot, Inc. 4.50% 2048	601	782
Hyundai Capital America 3.45% 2021[6]	21,325	21,331
Hyundai Capital America 3.75% 2021[6]	5,000	5,021
Hyundai Capital America 2.85% 2022[6]	8,235	8,044
Hyundai Capital America 3.10% 2022[6]	9,720	9,655
Hyundai Capital America 3.25% 2022[6]	11,817	11,722
Hyundai Capital America 3.95% 2022[6]	8,000	8,055
Hyundai Capital America 2.375% 2023[6]	21,815	21,045
Hyundai Capital America 5.75% 2023[6]	5,000	5,286
Hyundai Capital America 2.65% 2025[6]	28,554	26,605
Hyundai Capital America 5.875% 2025[6]	5,000	5,323
Hyundai Capital America 3.00% 2027[6]	22,765	20,399
International Game Technology 6.25% 2022[6]	3,027	2,967
International Game Technology 6.50% 2025[6]	7,660	7,555
Levi Strauss & Co. 5.00% 2025	9,130	9,280
Limited Brands, Inc. 6.625% 2021	15,000	13,721
Marriott International, Inc. 5.75% 2025	10,376	10,850
Mattel, Inc. 6.75% 2025[6]	12,825	13,084
Merlin Entertainment 5.75% 2026[6]	6,910	6,579
The Income Fund of America — Page 12 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
MGM Resorts International 7.75% 2022	$32,150	$32,846
MGM Resorts International 6.00% 2023	10,385	10,153
MGM Resorts International 5.50% 2027	6,617	6,110
NCL Corp. Ltd. 3.625% 2024[6]	13,060	8,473
Neiman Marcus Group Ltd. LLC 8.00% 2024[6]	10,913	982
Neiman Marcus Group Ltd. LLC 8.75% 2024[6]	9,786	881
Neiman Marcus Group Ltd. LLC 14.00% 2024 (42.86% PIK)[6,11]	13,858	3,464
Neiman Marcus Group Ltd. LLC, Term Loan B, (3-month USD-LIBOR + 6.00%) 8.00% 2023 (12.50% PIK)[9,10,11]	11,833	4,477
Newell Rubbermaid Inc. 3.85% 2023	29,276	30,011
Newell Rubbermaid Inc. 4.20% 2026	43,867	44,607
Newell Rubbermaid Inc. 5.50% 2046	6,445	6,662
NIKE, Inc. 2.40% 2025	3,913	4,124
NIKE, Inc. 2.75% 2027	9,576	10,351
NIKE, Inc. 2.85% 2030	10,717	11,655
NIKE, Inc. 3.25% 2040	5,885	6,391
NIKE, Inc. 3.375% 2050	4,577	5,131
Nissan Motor Co., Ltd. 2.60% 2022[6]	9,910	9,178
NMG Finco PLC 5.75% 2022[6]	6,375	4,522
Panther BF Aggregator 2, LP 6.25% 2026[6]	17,097	17,225
Panther BF Aggregator 2, LP 8.50% 2027[6]	17,985	15,326
PetSmart, Inc. 7.125% 2023[6]	74,190	70,759
PetSmart, Inc. 5.875% 2025[6]	72,744	73,744
PetSmart, Inc. 8.875% 2025[6]	91,915	89,732
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.00% 2022[9,10]	23,211	22,399
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	1,350	1,190
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	26,400	21,775
Sally Holdings LLC and Sally Capital Inc. 8.75% 2025[6]	10,311	10,504
Scientific Games Corp. 6.625% 2021	250	226
Scientific Games Corp. 5.00% 2025[6]	16,767	14,747
Scientific Games Corp. 8.25% 2026[6]	35,440	26,924
Scientific Games Corp. 7.00% 2028[6]	10,994	7,967
Scientific Games Corp. 7.25% 2029[6]	16,910	12,127
Service Corp. International 5.375% 2024	9,727	9,923
Service Corp. International 5.125% 2029	12,755	13,324
Six Flags Entertainment Corp. 4.875% 2024[6]	33,965	30,073
Six Flags Theme Parks Inc. 7.00% 2025[6]	3,500	3,639
Staples, Inc. 7.50% 2026[6]	50,390	40,045
Station Casinos LLC 4.50% 2028[6]	10,250	8,264
Toyota Motor Credit Corp. 3.05% 2028	4,050	4,273
Toyota Motor Credit Corp. 3.375% 2030	3,831	4,189
Vail Resorts, Inc. 6.25% 2025[6]	6,270	6,505
Vici Properties LP, 4.625% 2029[6]	6,465	6,002
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[6]	4,085	3,849
VICI Properties LP / VICI Note Co. Inc. 3.75% 2027[6]	8,450	7,898
VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[6]	7,145	6,535
Volkswagen Group of America Finance, LLC 4.00% 2021[6]	8,028	8,160
Volkswagen Group of America Finance, LLC 2.70% 2022[6]	9,202	9,247
Volkswagen Group of America Finance, LLC 4.25% 2023[6]	9,365	9,824
Volkswagen Group of America Finance, LLC 2.85% 2024[6]	4,870	4,787
Volkswagen Group of America Finance, LLC 4.625% 2025[6]	8,601	9,097
Volkswagen Group of America Finance, LLC 3.20% 2026[6]	8,003	8,007
Volkswagen Group of America Finance, LLC 4.75% 2028[6]	2,000	2,184
William Carter Co. 5.625% 2027[6]	3,245	3,308
Wyndham Worldwide Corp. 5.375% 2026[6]	14,745	13,577
The Income Fund of America — Page 13 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[6]	$20,188	$18,951
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[6]	6,715	5,758
Wynn Resorts Ltd. 7.75% 2025[6]	13,805	14,117
Wynn Resorts Ltd. 5.125% 2029[6]	8,304	7,824
		1,863,825
Communication services 1.66%
Altice NV 7.50% 2026[6]	3,475	3,648
AT&T Inc. 4.50% 2035	1,250	1,401
AT&T Inc. 4.30% 2042	425	463
AT&T Inc. 4.75% 2046	5,688	6,549
British Telecommunications PLC 9.625% 2030[8]	4,011	6,161
Cablevision Systems Corp. 6.75% 2021	37,667	39,500
Cablevision Systems Corp. 5.375% 2028[6]	8,500	8,924
CBS Corp. 7.25% 2024[6]	7,890	4,949
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	4,980	4,987
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[6]	10,375	10,508
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 2024[6]	3,000	3,102
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[6]	46,225	48,409
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[6]	26,625	27,770
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[6]	13,250	13,709
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[6]	27,350	27,615
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[6]	28,552	29,256
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[6]	24,715	24,669
CenturyLink, Inc. 6.75% 2023	33,275	34,932
CenturyLink, Inc. 7.50% 2024	5,800	6,323
CenturyLink, Inc. 5.125% 2026[6]	8,175	7,797
CenturyLink, Inc. 4.00% 2027[6]	48,013	46,873
CenturyLink, Inc. 7.65% 2042	6,000	6,052
CenturyLink, Inc., Series T, 5.80% 2022	22,300	22,933
Charter Communications Operating, LLC/Charter Communications Operating Capital 2.80% 2031	12,414	12,513
Cinemark USA, Inc. 4.875% 2023	3,675	3,110
Clear Channel Worldwide Holdings, Inc. 9.25% 2024[6]	25,404	21,281
Comcast Corp. 6.45% 2037	25,000	36,329
Comcast Corp. 4.60% 2038	9,000	11,344
CSC Holdings, LLC 5.375% 2023[6]	2,025	2,058
Cumulus Media New Holdings Inc. 6.75% 2026[6]	2,950	2,417
Deutsche Telekom AG 3.625% 2050[6]	5,225	5,751
Deutsche Telekom International Finance BV 9.25% 2032	13,620	21,096
Diamond Sports Group LLC 5.375% 2026[6]	6,912	5,286
Diamond Sports Group LLC 6.625% 2027[6]	16,430	9,072
DISH DBS Corp. 5.125% 2020	925	925
Embarq Corp. 7.995% 2036	18,470	19,106
Entercom Media Corp. 6.50% 2027[6]	8,310	6,188
Fox Corp. 4.03% 2024	1,120	1,210
France Télécom 4.125% 2021	15,000	15,706
Front Range BidCo, Inc. 6.125% 2028[6]	22,932	21,722
Frontier Communications Corp. 11.00% 2025[12]	80,240	25,352
Frontier Communications Corp. 8.00% 2027[6]	25,375	25,993
Gogo Inc. 9.875% 2024[6]	83,145	68,611
Gray Television, Inc. 7.00% 2027[6]	4,350	4,402
iHeartCommunications, Inc. 6.375% 2026	367	349
iHeartCommunications, Inc. 5.25% 2027[6]	14,118	12,666
iHeartCommunications, Inc. 8.375% 2027	666	559
The Income Fund of America — Page 14 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Inmarsat PLC 6.75% 2026[6]	$16,600	$15,905
Intelsat Jackson Holding Co. 5.50% 2023	7,495	4,110
Intelsat Jackson Holding Co. 8.00% 2024[6]	40,265	41,553
Intelsat Jackson Holding Co. 8.50% 2024[6,12]	30,425	17,805
Intelsat Jackson Holding Co., Term Loan B3, 4.75% 2023[9,10]	3,000	2,952
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[10]	27,850	27,940
Lamar Media Corp. 5.75% 2026	8,229	8,408
Lamar Media Corp. 3.75% 2028[6]	5,094	4,721
Liberty Global PLC 5.50% 2028[6]	7,975	7,763
Live Nation Entertainment, Inc. 4.875% 2024[6]	8,320	7,431
Live Nation Entertainment, Inc. 5.625% 2026[6]	1,000	887
Live Nation Entertainment, Inc. 4.75% 2027[6]	9,164	7,878
Match Group, Inc. 5.00% 2027[6]	11,520	12,143
MDC Partners Inc. 6.50% 2024[6]	17,803	13,909
Meredith Corp. 6.875% 2026	22,651	19,385
Myriad International Holdings 5.50% 2025	6,140	6,757
NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 2049[6]	31,885	32,272
Neptune Finco Corp. (Altice NV) 6.625% 2025[6]	4,600	4,840
Netflix, Inc. 3.625% 2025[6]	6,400	6,504
Netflix, Inc. 4.875% 2028	35,000	37,441
Netflix, Inc. 5.875% 2028	7,550	8,573
Netflix, Inc. 4.875% 2030[6]	3,340	3,592
Nexstar Broadcasting, Inc. 5.625% 2024[6]	3,150	3,080
Nexstar Escrow Corp. 5.625% 2027[6]	9,860	9,462
Numericable Group SA 7.375% 2026[6]	24,925	26,163
Orange SA 5.50% 2044	3,000	4,295
OUTFRONT Media Cap LLC 5.00% 2027[6]	8,265	7,931
Qwest Capital Funding, Inc. 7.625% 2021	3,900	3,975
Sirius XM Radio Inc. 3.875% 2022[6]	21,400	21,667
Sirius XM Radio Inc. 4.625% 2023[6]	12,925	13,073
Sirius XM Radio Inc. 4.625% 2024[6]	27,630	28,315
Sirius XM Radio Inc. 5.00% 2027[6]	13,065	13,423
SoftBank Group Corp. 3.36% 2023[6]	13,669	13,746
Sprint Corp. 7.00% 2020	2,000	2,023
Sprint Corp. 7.25% 2021	10,520	11,081
Sprint Corp. 11.50% 2021	5,880	6,598
Sprint Corp. 7.125% 2024	10,000	11,277
Sprint Corp. 7.625% 2025	36,000	41,809
Sprint Corp. 7.625% 2026	19,270	22,869
Sprint Corp. 6.875% 2028	56,297	68,063
Sprint Corp. 8.75% 2032	32,995	46,511
TEGNA Inc. 4.625% 2028[6]	17,724	15,968
T-Mobile US, Inc. 4.00% 2022	2,700	2,778
T-Mobile US, Inc. 3.50% 2025[6]	11,475	12,103
T-Mobile US, Inc. 6.50% 2026	22,366	23,700
T-Mobile US, Inc. 3.75% 2027[6]	17,500	18,848
T-Mobile US, Inc. 3.875% 2030[6]	17,500	19,230
T-Mobile US, Inc. 4.375% 2040[6]	11,700	13,274
T-Mobile US, Inc. 4.50% 2050[6]	31,025	36,304
Trilogy International Partners, LLC 8.875% 2022[6]	50,280	46,612
Twitter, Inc. 3.875% 2027[6]	6,585	6,599
Univision Communications Inc. 5.125% 2023[6]	33,991	32,504
Verizon Communications Inc. 4.50% 2033	10,000	12,396
Verizon Communications Inc. 4.00% 2050	1,700	2,135
The Income Fund of America — Page 15 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Vodafone Group PLC 4.25% 2050	$7,275	$8,050
Warner Music Group 5.00% 2023[6]	5,320	5,385
Warner Music Group 5.50% 2026[6]	12,488	12,873
Ziggo Bond Company BV, 5.125% 2030[6]	14,170	14,024
Ziggo Bond Finance BV 5.50% 2027[6]	35,903	36,687
		1,687,176
Energy 1.31%
American Energy-Permian Basin, LLC / AEPB Finance Corp. 12.00% 2024[1,3,6,12]	11,484	1,378
Apache Corp. 4.375% 2028	5,000	3,981
Apache Corp. 4.25% 2030	4,870	3,762
Apache Corp. 4.75% 2043	4,600	3,154
Apache Corp. 4.25% 2044	4,600	2,987
Apache Corp. 5.35% 2049	6,900	4,851
Ascent Resources - Utica LLC 10.00% 2022[2,6]	2,705	2,127
Ascent Resources - Utica LLC 7.00% 2026[2,6]	5,715	3,355
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 7.50% 2023[9,10]	2,040	1,790
Baker Hughes, a GE Co. 4.486% 2030	7,910	8,137
BP Capital Markets PLC 3.00% 2050	4,660	4,463
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 6.363% 2022[9,10]	5,750	1,430
Canadian Natural Resources Ltd. 2.95% 2023	7,155	6,928
Carrizo Oil & Gas Inc. 6.25% 2023	15,196	3,119
Cenovus Energy Inc. 3.80% 2023	16,165	13,521
Cenovus Energy Inc. 4.25% 2027	13,135	10,339
Cenovus Energy Inc. 5.40% 2047	4,053	2,739
Centennial Resource Production, LLC 6.875% 2027[6]	2,615	800
Cheniere Energy Partners, LP 4.50% 2029[6]	22,421	20,788
Cheniere Energy, Inc. 7.00% 2024	7,015	7,507
Cheniere Energy, Inc. 5.125% 2027	46,350	46,393
Cheniere Energy, Inc. 3.70% 2029[6]	5,701	5,256
Chesapeake Energy Corp. 4.875% 2022	28,085	1,053
Chesapeake Energy Corp. 11.50% 2025[6]	28,002	1,050
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 9.00% 2024[9,10]	26,328	9,383
CNX Resources Corp. 7.25% 2027[6]	715	631
Comstock Resources, Inc. 9.75% 2026	11,022	9,600
Concho Resources Inc. 4.30% 2028	14,440	14,719
CONSOL Energy Inc. 5.875% 2022	71,535	70,820
Convey Park Energy LLC 7.50% 2025[6]	5,555	4,694
DCP Midstream Operating LP 4.95% 2022	14,735	13,513
Denbury Resources Inc. 9.00% 2021[6]	5,050	938
Diamond Offshore Drilling, Inc. 7.875% 2025	2,650	295
Diamond Offshore Drilling, Inc. 4.875% 2043	52,991	6,163
Diamondback Energy, Inc. 3.25% 2026	16,657	14,464
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	33,265	34,159
Enbridge Energy Partners, LP 5.875% 2025	2,545	2,773
Enbridge Energy Partners, LP 5.50% 2040	1,200	1,261
Enbridge Energy Partners, LP 7.375% 2045	18,914	24,722
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	7,549
Enbridge Inc. 4.00% 2023	5,830	6,013
Energy Transfer Operating, LP 5.875% 2024	629	654
Energy Transfer Operating, LP 2.90% 2025	9,203	8,587
Energy Transfer Operating, LP 3.75% 2030	16,115	14,680
Energy Transfer Operating, LP 5.00% 2050	33,202	29,685
Energy Transfer Partners, LP 4.50% 2024	2,170	2,145
The Income Fund of America — Page 16 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Energy Transfer Partners, LP 4.75% 2026	$8,000	$7,966
Energy Transfer Partners, LP 4.20% 2027	7,263	6,863
Energy Transfer Partners, LP 4.95% 2028	9,400	9,245
Energy Transfer Partners, LP 6.125% 2045	7,449	7,266
Energy Transfer Partners, LP 5.30% 2047	8,944	7,808
Energy Transfer Partners, LP 6.00% 2048	8,153	7,680
Energy Transfer Partners, LP 6.25% 2049	5,891	5,879
EOG Resources, Inc. 4.15% 2026	3,830	4,247
EOG Resources, Inc. 4.375% 2030	3,165	3,537
EOG Resources, Inc. 4.95% 2050	9,237	11,103
EQM Midstream Partners, LP 4.125% 2026	2,793	2,404
EQM Midstream Partners, LP 5.50% 2028	8,057	7,272
EQT Corp. 3.00% 2022	35,175	33,372
EQT Corp. 6.125% 2025	40,000	38,350
EQT Corp. 7.00% 2030	3,820	3,634
Equinor ASA 3.625% 2028	5,265	5,751
Equinor ASA 3.25% 2049	7,583	7,953
Extraction Oil & Gas, Inc. 7.375% 2024[6]	2,360	388
Extraction Oil & Gas, Inc. 5.625% 2026[6]	18,300	3,149
Exxon Mobil Corp. 2.44% 2029	8,797	9,077
Exxon Mobil Corp. 2.61% 2030	5,000	5,218
Exxon Mobil Corp. 3.452% 2051	4,482	4,883
Genesis Energy, LP 6.50% 2025	10,650	9,013
Global Partners LP / GLP Finance Corp. 7.00% 2023	1,680	1,474
Hess Midstream Partners LP 5.125% 2028[6]	5,185	4,559
Jonah Energy LLC 7.25% 2025[6]	15,680	353
Kinder Morgan Energy Partners, LP 5.00% 2043	20,000	21,114
Kinder Morgan, Inc. 4.30% 2028	20,098	21,341
Matador Resources Co. 5.875% 2026	3,265	1,620
McDermott International, Inc. 10.625% 2024[6,12]	14,455	795
Murphy Oil Corp. 5.875% 2027	5,430	3,702
Nabors Industries Inc. 5.75% 2025	2,625	623
NGL Energy Partners LP 7.50% 2023	12,455	8,516
NGL Energy Partners LP 6.125% 2025	32,076	21,084
Noble Corp. PLC 7.95% 2025[8]	13,665	185
Noble Corp. PLC 8.95% 2045[8]	8,935	67
Noble Energy, Inc. 3.25% 2029	6,496	4,767
NuStar Logistics, LP 4.80% 2020	2,085	2,058
NuStar Logistics, LP 6.75% 2021[6]	3,815	3,709
NuStar Logistics, LP 6.00% 2026	11,725	10,769
Oasis Petroleum Inc. 6.875% 2022	30,552	4,736
Oasis Petroleum Inc. 6.875% 2023	9,500	1,294
Oasis Petroleum Inc. 6.25% 2026[6]	1,730	236
Occidental Petroleum Corp. 2.60% 2021	3,444	3,237
Occidental Petroleum Corp. 4.10% 2021	1,618	1,545
Occidental Petroleum Corp. 2.70% 2022	2,863	2,505
Occidental Petroleum Corp. 3.125% 2022	7,415	6,786
Occidental Petroleum Corp. 2.70% 2023	11,052	9,549
Occidental Petroleum Corp. 2.90% 2024	11,528	8,815
Occidental Petroleum Corp. 3.20% 2026	920	667
Occidental Petroleum Corp. 3.50% 2029	15,490	10,924
Occidental Petroleum Corp. 6.45% 2036	1,095	805
Occidental Petroleum Corp. 6.60% 2046	2,000	1,490
ONEOK, Inc. 2.20% 2025	413	358
The Income Fund of America — Page 17 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
ONEOK, Inc. 3.10% 2030	$1,154	$922
ONEOK, Inc. 5.20% 2048	4,789	4,233
Parsley Energy, Inc. 5.25% 2025[6]	1,625	1,442
Peabody Energy Corp. 6.00% 2022[6]	17,925	13,377
Petróleos Mexicanos 5.50% 2021	160	158
Petróleos Mexicanos 4.875% 2022	6,245	5,995
Petróleos Mexicanos 5.375% 2022	4,165	3,965
Petróleos Mexicanos 3.50% 2023	3,325	2,951
Petróleos Mexicanos 4.625% 2023	4,243	3,776
Petróleos Mexicanos 6.875% 2026	77,241	64,303
Petróleos Mexicanos 6.50% 2027	72,935	59,515
Pioneer Natural Resources Co. 3.45% 2021	5,580	5,599
QEP Resources, Inc. 5.625% 2026	8,193	2,694
Range Resources Corp. 5.00% 2023	1,230	1,090
Range Resources Corp. 4.875% 2025	2,375	1,855
Ras Laffan Liquefied Natural Gas II 5.298% 2020[6]	1,027	1,042
Rockies Express Pipeline LLC 4.95% 2029[6]	10,825	9,688
Sabine Pass Liquefaction, LLC 5.625% 2023[8]	9,500	9,886
Sabine Pass Liquefaction, LLC 5.75% 2024	10,000	10,494
Sabine Pass Liquefaction, LLC 5.625% 2025	6,445	6,751
Sabine Pass Liquefaction, LLC 5.875% 2026	2,100	2,238
Sanchez Energy Corp. 7.25% 2023[6]	5,374	94
Sanchez Energy Corp., Term Loan, 7.25% 2020[1,3,10]	626	313
Sanchez Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 10.176% 2020[1,3,9,10]	1,317	659
Saudi Arabian Oil Co. 2.875% 2024[6]	10,672	10,739
Saudi Arabian Oil Co. 3.50% 2029[6]	43,503	43,811
Shell International Finance BV 3.50% 2023	3,725	3,973
SM Energy Co. 5.625% 2025	4,470	1,284
SM Energy Co. 6.75% 2026	880	246
SM Energy Co. 6.625% 2027	3,875	1,043
Southwestern Energy Co. 6.20% 2025[8]	14,035	12,508
Southwestern Energy Co. 7.50% 2026	6,035	5,442
Statoil ASA 2.75% 2021	3,085	3,149
Statoil ASA 3.25% 2024	850	917
Statoil ASA 4.25% 2041	3,000	3,417
Sunoco Logistics Operating Partners, LP 4.00% 2027	5,586	5,240
Sunoco Logistics Operating Partners, LP 5.40% 2047	14,364	13,026
Sunoco LP 4.875% 2023	1,800	1,764
Sunoco LP 5.50% 2026	1,665	1,619
Sunoco LP 6.00% 2027	12,160	11,927
Sunoco LP 5.875% 2028	12,700	12,155
Tapstone Energy, Term Loan, (3-month USD-LIBOR + 4.00%) 4.741% 2024[1,3,9,10]	51	26
Targa Resources Partners LP 5.875% 2026	5,125	4,573
Targa Resources Partners LP 6.50% 2027	4,740	4,296
Targa Resources Partners LP 6.875% 2029	9,385	8,666
Targa Resources Partners LP 5.50% 2030[6]	12,700	10,867
Teekay Corp. 9.25% 2022[6]	21,750	21,468
Teekay Offshore Partners LP 8.50% 2023[6]	14,275	12,886
Total Capital International 3.455% 2029	4,839	5,233
TransCanada PipeLines Ltd. 4.10% 2030	10,842	11,747
Transocean Guardian Ltd. 5.875% 2024[6]	9,064	7,070
Transocean Inc. 8.375% 2021[8]	4,235	1,542
Transocean Inc. 6.125% 2025[6]	5,108	4,215
Transocean Poseidon Ltd. 6.875% 2027[6]	8,235	6,588
The Income Fund of America — Page 18 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Valaris PLC 7.75% 2026	$3,300	$285
Valero Energy Corp. 4.00% 2029	6,000	6,148
Vine Oil & Gas LP 8.75% 2023[6]	9,650	5,211
Weatherford International PLC 11.00% 2024[6]	40,231	29,620
Western Gas Partners LP 4.50% 2028	16,275	14,424
Western Midstream Operating, LP 3.10% 2025	1,628	1,494
Whiting Petroleum Corp. 6.25% 2023[12]	1,406	146
Whiting Petroleum Corp. 6.625% 2026	3,890	414
Woodside Finance Ltd. 4.60% 2021[6]	14,435	14,646
WPX Energy, Inc. 4.50% 2030	17,590	14,424
		1,331,386
Utilities 1.03%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[6]	2,000	2,070
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[6]	17,000	18,165
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2026[6]	600	645
AEP Transmission Co. LLC 3.75% 2047	3,660	4,345
AEP Transmission Co. LLC 3.65% 2050	1,600	1,916
AES Corp. 4.00% 2021[2]	2,450	2,458
AES Corp. 4.50% 2023[2]	1,300	1,304
AES Corp. 4.875% 2023[2]	4,685	4,744
AES Corp. 5.50% 2025[2]	20,264	20,897
AES Corp. 6.00% 2026[2]	11,995	12,599
AES Corp. 5.125% 2027[2]	11,455	11,995
Ameren Corp. 2.50% 2024	1,939	2,010
Ameren Corp. 3.50% 2031	1,875	2,078
American Electric Power Co., Inc. 2.95% 2022	12,065	12,494
American Electric Power Co., Inc. 3.20% 2027	19,761	21,049
American Electric Power Co., Inc. 4.30% 2028	9,683	11,058
American Electric Power Co., Inc. 2.30% 2030	3,900	3,874
American Water Cap Corp. 2.80% 2030	4,000	4,278
AmeriGas Partners, LP 5.50% 2025	6,850	6,999
Berkshire Hathaway Energy Co. 4.05% 2025[6]	5,375	6,055
Berkshire Hathaway Energy Co. 3.70% 2030[6]	2,800	3,192
Berkshire Hathaway Energy Co. 4.25% 2050[6]	800	1,024
Calpine Corp. 5.125% 2028[6]	17,855	17,520
Centerpoint Energy, Inc. 2.50% 2022	3,000	3,086
CenterPoint Energy, Inc. 3.85% 2024	4,000	4,276
CenterPoint Energy, Inc. 3.70% 2049	5,000	5,224
Colbun SA 3.95% 2027[6]	1,554	1,646
Commonwealth Edison Co. 4.00% 2048	5,225	6,457
Consolidated Edison Co. of New York, Inc. 3.35% 2030	2,550	2,818
Consolidated Edison Co. of New York, Inc. 3.95% 2050	3,175	3,793
Consolidated Edison Co. of New York, Inc. 4.50% 2058	8,390	10,604
Consumers Energy Co. 4.05% 2048	6,855	8,948
Consumers Energy Co. 3.50% 2051	3,250	3,952
Dominion Resources, Inc., 3.375% 2030	5,350	5,820
Dominion Resources, Inc., junior subordinated, 3.071% 2024[8]	2,550	2,684
DTE Energy Co. 3.95% 2049	2,060	2,558
Duke Energy Indiana, Inc. 4.90% 2043	14,785	19,635
Duke Energy Indiana, Inc. 3.25% 2049	3,100	3,426
Duke Energy Progress Inc. 4.15% 2044	3,935	4,809
Duke Energy Progress, LLC 3.375% 2023	2,805	2,999
Edison International 3.125% 2022	3,970	4,063
The Income Fund of America — Page 19 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Edison International 3.55% 2024	$20,475	$21,107
Edison International 4.95% 2025	400	435
Edison International 5.75% 2027	6,745	7,669
Edison International 4.125% 2028	5,866	6,142
EDP Finance BV 5.25% 2021[6]	18,300	18,767
EDP Finance BV 3.625% 2024[6]	10,175	10,800
Electricité de France SA 4.75% 2035[6]	8,250	10,288
Electricité de France SA 4.875% 2038[6]	1,750	2,158
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[8]	36,024	38,140
Empresa Nacional de Electricidad SA 4.25% 2024	900	933
Enel Società per Azioni 8.75% 2073[6,8]	12,000	13,606
Entergy Louisiana, LLC 4.20% 2048	5,125	6,594
Eversource Energy 3.80% 2023	4,095	4,426
Exelon Corp. 4.05% 2030	2,875	3,285
Exelon Corp. 4.70% 2050	2,500	3,218
Exelon Corp., junior subordinated, 3.497% 2022[8]	17,585	18,129
FirstEnergy Corp. 3.90% 2027	17,057	18,790
FirstEnergy Corp. 3.50% 2028[6]	2,500	2,674
FirstEnergy Corp. 2.65% 2030	4,475	4,561
FirstEnergy Corp. 4.85% 2047	1,375	1,776
FirstEnergy Corp. 3.40% 2050	7,625	8,025
FirstEnergy Corp., Series B, 4.25% 2023	31,465	34,074
Florida Power & Light Co. 2.85% 2025	2,000	2,170
Florida Power & Light Co. 3.15% 2049	3,950	4,558
Georgia Power Co. 3.70% 2050	4,800	5,486
Gulf Power Co. 3.30% 2027	1,831	1,971
Interstate Power and Light Co. 3.25% 2024	9,628	10,315
Israel Electric Corp. Ltd. 8.10% 2096[6]	4,905	7,186
Jersey Central Power & Light Co. 4.30% 2026[6]	925	1,014
Mississippi Power Co. 3.95% 2028	6,437	7,061
Mississippi Power Co. 4.25% 2042	7,500	8,414
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	6,000	6,436
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	12,000	12,755
New York State Electric & Gas Corp. 3.25% 2026[6]	3,000	3,238
NextEra Energy Capital Holdings, Inc. 2.75% 2025	3,750	3,998
NGL Energy Partners LP 7.50% 2026	9,955	6,530
Northern States Power Co. 4.125% 2044	11,000	13,873
Northern States Power Co. 2.90% 2050	4,275	4,688
NRG Energy, Inc. 7.25% 2026	2,000	2,159
NV Energy, Inc. 6.25% 2020	920	944
Pacific Gas and Electric Co. 3.50% 2020[12]	1,711	1,754
Pacific Gas and Electric Co. 2.45% 2022[12]	2,500	2,568
Pacific Gas and Electric Co. 3.85% 2023[12]	7,032	7,347
Pacific Gas and Electric Co. 4.25% 2023[6,12]	20,167	21,675
Pacific Gas and Electric Co. 3.40% 2024[12]	2,910	3,026
Pacific Gas and Electric Co. 3.75% 2024[12]	3,532	3,726
Pacific Gas and Electric Co. 3.50% 2025[12]	2,965	3,050
Pacific Gas and Electric Co. 2.95% 2026[12]	2,200	2,219
Pacific Gas and Electric Co. 3.30% 2027[12]	9,104	9,207
Pacific Gas and Electric Co. 4.65% 2028[6,12]	9,056	10,139
PacifiCorp. 3.30% 2051	4,075	4,588
PacifiCorp., First Mortgage Bonds, 2.70% 2030	2,225	2,421
PacifiCorp., First Mortgage Bonds, 4.125% 2049	11,000	13,886
Progress Energy, Inc. 7.00% 2031	4,000	5,481
The Income Fund of America — Page 20 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Progress Energy, Inc. 7.75% 2031	$2,500	$3,551
Public Service Electric and Gas Co. 3.20% 2029	1,000	1,122
Public Service Electric and Gas Co. 3.15% 2050	3,300	3,785
Public Service Enterprise Group Inc. 2.65% 2022	2,075	2,135
Puget Energy, Inc. 6.50% 2020	9,934	10,238
Puget Energy, Inc. 6.00% 2021	3,945	4,111
Puget Energy, Inc. 5.625% 2022	9,592	10,248
Puget Energy, Inc. 3.65% 2025	1,911	1,916
Puget Sound Energy, Inc. 3.25% 2049	6,750	7,405
San Diego Gas & Electric Co. 3.32% 2050	1,300	1,417
Southern California Edison Co. 2.90% 2021	9,722	9,814
Southern California Edison Co. 1.845% 2022	2,557	2,549
Southern California Edison Co. 3.40% 2023	2,725	2,867
Southern California Edison Co. 3.50% 2023	23,917	25,361
Southern California Edison Co. 3.70% 2025	1,250	1,362
Southern California Edison Co. 2.85% 2029	8,900	9,207
Southern California Edison Co. 4.20% 2029	14,250	15,982
Southern California Edison Co. 5.35% 2035	17,725	22,554
Southern California Edison Co. 5.75% 2035	4,400	5,853
Southern California Edison Co. 5.625% 2036	16,750	20,571
Southern California Edison Co. 5.55% 2037	3,475	4,341
Southern California Edison Co. 5.95% 2038	8,500	10,959
Southern California Edison Co. 6.05% 2039	60	79
Southern California Edison Co. 4.50% 2040	19,625	23,625
Southern California Edison Co. 5.50% 2040	839	1,087
Southern California Edison Co. 4.00% 2047	8,070	8,970
Southern California Edison Co. 4.125% 2048	16,476	18,829
Southern California Edison Co. 4.875% 2049	11,013	14,027
Southern California Edison Co. 3.65% 2050	17,865	19,403
Southern California Edison Co., Series C, 3.60% 2045	11,875	12,675
Southern California Gas Co. 2.55% 2030	5,800	6,140
Southern Co. 3.70% 2030	16,450	18,293
Talen Energy Corp. 6.50% 2025	180	126
Talen Energy Corp. 10.50% 2026[6]	11,520	9,572
Talen Energy Corp. 7.25% 2027[6]	23,695	23,568
Virginia Electric and Power Co. 3.45% 2024	560	599
Virginia Electric and Power Co. 3.10% 2025	2,625	2,830
Virginia Electric and Power Co. 4.60% 2048	3,450	4,643
Virginia Electric and Power Co. 3.30% 2049	3,575	3,998
Wisconsin Power and Light Co. 3.65% 2050	1,175	1,366
Xcel Energy Inc. 2.60% 2029	3,500	3,656
Xcel Energy Inc. 3.40% 2030	1,025	1,142
		1,051,023
Materials 0.94%
Air Liquide SA 2.25% 2029[6]	2,761	2,782
Air Products and Chemicals, Inc. 1.85% 2027	1,857	1,881
Arconic Corp. 6.00% 2025[6]	10,820	10,969
Ardagh Group SA 6.50% 2027[6,11]	22,795	21,264
Ardagh Packaging Finance 5.25% 2025[6]	12,006	12,366
Ardagh Packaging Finance 6.00% 2025[6]	5,725	5,766
Ardagh Packaging Finance 4.125% 2026[6]	5,000	4,911
Axalta Coating Systems LLC 4.875% 2024[6]	17,095	17,440
Ball Corp. 5.25% 2025	12,300	13,625
The Income Fund of America — Page 21 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Berry Global Escrow Corp. 4.875% 2026[6]	$1,350	$1,385
Berry Plastics Corp. 5.50% 2022	2,185	2,199
Braskem SA 4.50% 2030[6]	10,000	8,125
BWAY Parent Co., Inc. 5.50% 2024[6]	6,000	5,571
Carlyle Group LP 8.75% 2023[6,11]	1,680	1,591
Cascades Inc. 5.125% 2026[6]	17,550	17,660
Chemours Co. 6.625% 2023	27,180	25,555
Cleveland-Cliffs Inc. 4.875% 2024[6]	30,050	25,924
Cleveland-Cliffs Inc. 5.75% 2025	38,706	27,917
Cleveland-Cliffs Inc. 9.875% 2025[6]	5,375	5,335
Cleveland-Cliffs Inc. 6.75% 2026[6]	17,070	14,974
Cleveland-Cliffs Inc. 5.875% 2027	45,395	28,583
Cleveland-Cliffs Inc., 7.00% 2027[6]	1,300	819
CRH America, Inc. 5.125% 2045[6]	1,000	1,113
Crown Holdings, Inc. 4.75% 2026	9,100	9,415
CVR Partners, LP 9.25% 2023[6]	9,675	8,554
Dow Chemical Co. 4.55% 2025	5,309	5,794
Dow Chemical Co. 3.625% 2026	2,018	2,131
Dow Chemical Co. 4.80% 2028	3,000	3,383
DowDuPont Inc. 4.493% 2025	2,165	2,386
DowDuPont Inc. 4.725% 2028	950	1,082
DowDuPont Inc. 5.419% 2048	500	643
First Quantum Minerals Ltd. 7.25% 2022[6]	11,675	10,981
First Quantum Minerals Ltd. 7.25% 2023[6]	13,615	12,428
First Quantum Minerals Ltd. 6.50% 2024[6]	30,091	26,673
First Quantum Minerals Ltd. 7.50% 2025[6]	80,350	71,327
First Quantum Minerals Ltd. 6.875% 2026[6]	23,575	20,785
Freeport-McMoRan Inc. 3.55% 2022	6,341	6,418
Freeport-McMoRan Inc. 3.875% 2023	10,400	10,428
Freeport-McMoRan Inc. 4.25% 2030	10,350	9,669
Freeport-McMoRan Inc. 5.45% 2043	8,075	7,484
FXI Holdings, Inc. 7.875% 2024[6]	8,985	6,615
FXI Holdings, Inc. 12.25% 2026[6]	17,755	14,731
Greif, Inc. 6.50% 2027[6]	6,085	6,113
H.I.G. Capital, LLC 6.75% 2024[6]	5,180	4,234
Hexion Inc. 7.875% 2027[6]	8,150	7,427
Holcim Ltd. 5.15% 2023[6]	12,595	13,424
INEOS Group Holdings SA 5.625% 2024[6]	15,135	14,813
International Paper Co. 7.30% 2039	5,615	7,860
LSB Industries, Inc. 9.625% 2023[6]	21,955	20,578
LYB International Finance III, LLC 4.20% 2049	332	339
Mineral Resources Ltd. 8.125% 2027[6]	4,300	4,449
Mosaic Co. 3.25% 2022	1,500	1,501
Nova Chemicals Corp. 5.25% 2027[6]	11,475	9,233
Novelis Corp. 4.75% 2030[6]	24,935	22,309
Nutrien Ltd. 5.00% 2049	850	1,096
OCI NV 5.25% 2024[6]	24,390	24,394
Owens-Illinois, Inc. 5.875% 2023[6]	21,820	22,152
Platform Specialty Products Corp. 5.875% 2025[6]	16,338	16,318
Reynolds Group Inc. 7.00% 2024[6]	4,200	4,235
Ryerson Inc. 11.00% 2022[6]	19,196	18,548
S.P.C.M. SA 4.875% 2025[6]	11,750	11,941
Scotts Miracle-Gro Co. 4.50% 2029	22,490	22,069
Sealed Air Corp. 5.25% 2023[6]	5,960	6,185
The Income Fund of America — Page 22 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Sealed Air Corp. 4.00% 2027[6]	$19,239	$18,974
Sherwin-Williams Co. 2.30% 2030	4,285	4,266
Sherwin-Williams Co. 3.80% 2049	10,414	11,488
Silgan Holdings Inc. 4.125% 2028[6]	20,020	19,795
Standard Industries Inc. 6.00% 2025[6]	6,650	6,891
Starfruit US Holdco LLC 8.00% 2026[6]	22,345	21,038
Summit Materials, Inc. 6.125% 2023	10,140	10,182
Summit Materials, Inc. 6.50% 2027[6]	9,760	9,732
TPC Group Inc. 10.50% 2024[6]	6,766	5,566
Trivium Packaging BV 5.50% 2026[6]	9,902	10,196
Trivium Packaging BV 8.50% 2027[6]	4,545	4,771
Tronox Ltd. 5.75% 2025[6]	9,150	8,165
Tronox Ltd. 6.50% 2026[6]	24,669	22,481
Univar Solutions USA Inc. 5.125% 2027[6]	11,920	11,886
Valvoline Inc. 4.25% 2030[6]	6,795	6,640
Venator Materials Corp. 5.75% 2025[6]	41,720	29,048
Warrior Met Coal, Inc. 8.00% 2024[6]	17,033	15,995
Westlake Chemical Corp. 5.00% 2046	1,045	1,015
Westlake Chemical Corp. 4.375% 2047	915	803
Zekelman Industries Inc. 9.875% 2023[6]	2,739	2,756
		949,588
Industrials 0.89%
ACCO Brands Corp. 5.25% 2024[6]	1,665	1,665
ADT Corp. 3.50% 2022	22,425	22,005
Allison Transmission Holdings, Inc. 5.00% 2024[6]	28,755	27,783
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024	4,411	3,919
ARAMARK Corp. 5.00% 2028[6]	8,934	8,569
Ashtead Group PLC 4.125% 2025[6]	12,475	12,381
Ashtead Group PLC 4.375% 2027[6]	5,775	5,643
Ashtead Group PLC 4.25% 2029[6]	11,295	10,897
Associated Materials, LLC 9.00% 2024[6]	51,961	44,946
Avis Budget Group, Inc. 5.50% 2023	3,553	2,355
Avis Budget Group, Inc. 5.25% 2025[6]	5,050	3,030
Avolon Holdings Funding Ltd. 3.625% 2022[6]	3,935	3,607
Avolon Holdings Funding Ltd. 3.95% 2024[6]	12,602	10,865
Avolon Holdings Funding Ltd. 3.25% 2027[6]	17,000	13,191
Boeing Co. 4.508% 2023	24,000	24,000
Boeing Co. 4.875% 2025	52,114	52,114
Boeing Co. 3.10% 2026	143	131
Boeing Co. 2.70% 2027	12,227	10,917
Boeing Co. 3.20% 2029	8,640	7,594
Boeing Co. 2.95% 2030	5,390	4,609
Boeing Co. 3.60% 2034	9,000	7,856
Boeing Co. 5.805% 2050	17,975	17,975
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[6]	5,148	4,753
Bombardier Inc. 7.50% 2024[6]	3,500	2,344
Bombardier Inc. 7.50% 2025[6]	3,515	2,296
Bombardier Inc. 7.875% 2027[6]	3,565	2,331
Burlington Northern Santa Fe LLC 3.55% 2050	10,000	11,304
Burlington Northern Santa Fe LLC 3.05% 2051	5,356	5,600
Carrier Global Corp. 2.493% 2027[6]	2,099	2,008
Carrier Global Corp. 2.722% 2030[6]	5,888	5,535
Carrier Global Corp. 3.577% 2050[6]	12,124	10,932
The Income Fund of America — Page 23 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022	$1,117	$1,016
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022	—[7]	—[7]
CSX Corp. 3.80% 2028	7,550	8,436
CSX Corp. 3.35% 2049	31	33
CSX Corp. 4.50% 2049	3,785	4,776
CSX Corp. 3.80% 2050	1,547	1,781
Delta Air Lines Inc. 7.00% 2025[6]	27,325	28,035
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024	3,090	3,006
Dun & Bradstreet Corp. 6.875% 2026[6]	22,095	23,359
Dun & Bradstreet Corp. 10.25% 2027[6]	15,525	16,956
ERAC USA Finance Co. 5.25% 2020[6]	5,000	5,066
Euramax International, Inc. 12.00% 2020[6]	26,149	19,539
F-Brasile SpA 7.375% 2026[6]	5,459	3,767
GE Capital International Funding Co. 4.418% 2035	30,250	31,553
General Dynamics Corp. 3.50% 2025	4,585	5,054
General Dynamics Corp. 3.625% 2030	8,953	10,315
General Electric Capital Corp. 6.15% 2037	2,475	2,922
General Electric Co. 3.45% 2027	3,075	3,132
General Electric Co. 3.625% 2030	2,675	2,689
General Electric Co. 4.25% 2040	1,600	1,600
General Electric Co. 4.125% 2042	869	853
General Electric Co. 4.35% 2050	1,825	1,836
General Electric Co., junior subordinated, 5.00% (3-month USD-LIBOR + 3.33% on 1/21/2021)[8]	95,170	78,490
Hardwoods Acquisition Inc. 7.50% 2021[6]	13,649	4,982
Harsco Corp. 5.75% 2027[6]	14,590	13,846
Honeywell International Inc. 2.30% 2024	4,405	4,624
Howmet Aerospace Inc., 6.875% 2025	11,480	11,752
IAA Spinco Inc. 5.50% 2027[6]	6,875	6,892
Icahn Enterprises Finance Corp. 4.75% 2024	14,360	13,551
JELD-WEN Holding, Inc. 4.625% 2025[6]	8,965	8,043
JELD-WEN Holding, Inc. 4.875% 2027[6]	7,325	6,516
Kratos Defense & Security Solutions, Inc. 6.50% 2025[6]	1,540	1,513
LABL Escrow Issuer, LLC 6.75% 2026[6]	2,125	2,206
LABL Escrow Issuer, LLC 10.50% 2027[6]	5,105	5,091
LSC Communications, Inc. 8.75% 2023[6,12]	28,822	1,873
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.516% 2022[9,10]	4,107	315
Mexico City Airport Trust 5.50% 2046	2,303	1,943
Mexico City Airport Trust 5.50% 2047	4,482	3,759
Mexico City Airport Trust 5.50% 2047[6]	215	180
Moog Inc. 4.25% 2027[6]	10,383	9,799
Navistar International Corp. 9.50% 2025[6]	8,808	9,270
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[6]	8,575	8,328
Norfolk Southern Corp. 3.05% 2050	6,081	6,067
Northrop Grumman Corp. 3.25% 2028	8,995	9,796
Otis Worldwide Corp. 2.293% 2027[6]	2,440	2,467
Pisces Parent LLC 8.00% 2026[6]	6,259	5,358
R.R. Donnelley & Sons Co. 6.50% 2023	11,705	10,591
Rexnord Corp. 4.875% 2025[6]	19,490	19,125
Science Applications International Corp. 4.875% 2028[6]	860	846
Sensata Technologies Holding BV 4.875% 2023[6]	11,460	11,589
Southwest Airlines Co. 5.25% 2025	12,320	12,285
Spirit AeroSystems, Inc. 7.50% 2025[6]	5,920	5,861
The Brink’s Co. 4.625% 2027[6]	4,910	4,619
TransDigm Inc. 6.50% 2024	2,110	1,960
The Income Fund of America — Page 24 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
TransDigm Inc. 6.25% 2026[6]	$5,871	$5,774
Triumph Group, Inc. 6.25% 2024[6]	3,455	2,747
Uber Technologies, Inc. 8.00% 2026[6]	16,665	17,178
Union Pacific Corp. 3.75% 2025	4,720	5,251
Union Pacific Corp. 2.15% 2027	1,854	1,893
Union Pacific Corp. 3.70% 2029	3,245	3,647
Union Pacific Corp. 2.40% 2030	1,931	1,993
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024	3,814	3,323
United Rentals, Inc. 4.625% 2025	15,490	15,255
United Rentals, Inc. 5.875% 2026	1,080	1,117
United Rentals, Inc. 6.50% 2026	4,140	4,315
United Rentals, Inc. 5.25% 2030	12,025	12,111
United Technologies Corp. 3.95% 2025	5,290	5,949
Virgin Australia Holdings Ltd. 7.875% 2021[6]	1,750	306
Wesco Aircraft Holdings, Inc. 8.50% 2024[6]	7,010	4,961
Wesco Aircraft Holdings, Inc. 9.00% 2026[6]	19,930	13,909
Westinghouse Air Brake Technologies Corp. 4.40% 2024[8]	3,070	3,085
		905,230
Information technology 0.70%
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[9,10]	32,150	27,689
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.450% 2025[9,10]	3,985	3,846
Banff Merger Sub Inc. 9.75% 2026[6]	5,560	5,025
Broadcom Inc. 3.625% 2024[6]	20,000	21,116
Broadcom Inc. 4.70% 2025[6]	7,208	7,957
Broadcom Inc. 4.25% 2026[6]	79,271	85,058
Broadcom Inc. 4.75% 2029[6]	92,149	101,836
Broadcom Inc. 5.00% 2030[6]	22,631	25,392
Broadcom Ltd. 3.875% 2027	43,345	45,046
Broadcom Ltd. 3.50% 2028	3,701	3,757
CommScope Finance LLC 6.00% 2026[6]	26,850	26,975
Dell Inc. 2.65% 2020	384	383
Diebold Nixdorf AG, Term Loan A1, (3-month USD-LIBOR + 9.25%) 9.688% 2022[9,10]	23,819	21,775
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.625% 2023[9,10]	5,649	4,717
Diebold, Inc. 8.50% 2024	13,355	8,845
Diebold, Inc., Term Loan A, (3-month USD-LIBOR + 4.75%) 5.625% 2022[9,10]	306	271
Financial & Risk US Holdings, Inc. 6.25% 2026[6]	10,786	11,546
Financial & Risk US Holdings, Inc. 8.25% 2026[6]	20,780	22,598
Fiserv, Inc. 3.20% 2026	6,331	6,796
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[6]	14,440	15,273
GoDaddy Operating Co. 5.25% 2027[6]	4,780	4,934
Infor (US), Inc. 6.50% 2022	17,010	17,101
International Business Machines Corp. 1.70% 2027	15,192	15,164
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 4.763% 2023[9,10]	1,601	1,549
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.013% 2024[9,10]	35,510	34,312
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 4.188% 2024[9,10]	12,187	11,715
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 9.50% 2025[9,10]	153	150
Microsoft Corp. 2.65% 2022	6,000	6,315
Microsoft Corp. 2.875% 2024	6,865	7,396
Microsoft Corp. 4.20% 2035	6,000	7,642
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 6.862% 2023[9,10]	4,774	3,503
Open Text Corp. 3.875% 2028[6]	7,250	7,103
Open Text Corp. 4.125% 2030[6]	8,025	7,844
PayPal Holdings, Inc. 2.65% 2026	5,910	6,208
The Income Fund of America — Page 25 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Power Solutions Ltd., Term Loan B, (3-month USD-LIBOR + 3.50%) 4.441% 2026[9,10]	$2,624	$2,384
Sabre Holdings Corp. 5.25% 2023[6]	550	512
Sabre Holdings Corp. 5.375% 2023[6]	19,027	17,794
Sabre Holdings Corp. 9.25% 2025[6]	4,525	4,802
Solera Holdings, Inc. 10.50% 2024[6]	8,085	8,087
Tempo Acquisition LLC 6.75% 2025[6]	20,369	19,885
VeriSign, Inc. 4.75% 2027	11,725	12,544
Veritas Holdings Ltd. 7.50% 2023[6]	19,303	18,895
Veritas Holdings Ltd. 10.50% 2024[6]	9,009	8,106
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.950% 2023[9,10]	16,942	14,930
Vertafore Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 7.654% 2026[9,10]	2,025	1,920
Visa Inc. 3.15% 2025	8,000	8,865
Visa Inc. 1.90% 2027	7,714	7,995
Visa Inc. 2.70% 2040	2,310	2,424
Xerox Corp. 4.125% 2023	3,589	3,593
		709,573
Consumer staples 0.67%
Albertsons Cos. LLC 3.50% 2023[6]	25,427	25,077
Albertsons Cos. LLC 5.75% 2025	2,435	2,514
Albertsons Cos. LLC 4.625% 2027[6]	3,390	3,423
Altria Group, Inc. 4.40% 2026	9,449	10,496
Altria Group, Inc. 9.95% 2038	23,500	35,737
Altria Group, Inc. 5.80% 2039	21,295	25,442
Altria Group, Inc. 4.50% 2043	4,000	4,083
Altria Group, Inc. 5.95% 2049	17,533	21,858
Anheuser-Busch InBev NV 4.15% 2025	6,000	6,695
Anheuser-Busch InBev NV 4.00% 2028	8,025	8,892
Anheuser-Busch InBev NV 3.50% 2030	15,000	16,033
Anheuser-Busch InBev NV 5.45% 2039	6,000	7,230
Anheuser-Busch InBev NV 4.95% 2042	9,095	10,433
Anheuser-Busch InBev NV 4.60% 2048	2,005	2,219
Anheuser-Busch InBev NV 5.55% 2049	10,378	12,995
Anheuser-Busch InBev NV 4.50% 2050	10,000	11,168
B&G Foods, Inc. 5.25% 2025	20,860	21,229
B&G Foods, Inc. 5.25% 2027	17,875	18,129
BJ’s Wholesale Club Inc., Term Loan, (3-month USD-LIBOR + 2.25%) 3.079% 2024[9,10]	8,775	8,567
British American Tobacco International Finance PLC 3.95% 2025[6]	10,914	11,612
British American Tobacco PLC 3.222% 2024	8,000	8,312
British American Tobacco PLC 3.215% 2026	8,308	8,562
British American Tobacco PLC 4.39% 2037	14,255	14,626
British American Tobacco PLC 4.54% 2047	35,820	37,366
British American Tobacco PLC 4.758% 2049	33,784	36,725
British American Tobacco PLC 5.282% 2050	5,000	5,792
Conagra Brands, Inc. 4.30% 2024	3,760	4,081
Conagra Brands, Inc. 5.30% 2038	5,384	6,729
Conagra Brands, Inc. 5.40% 2048	9,449	12,559
Constellation Brands, Inc. 2.65% 2022	5,230	5,337
Constellation Brands, Inc. 3.20% 2023	2,060	2,150
Constellation Brands, Inc. 2.875% 2030	2,124	2,162
Cott Beverages Inc. 5.50% 2025[6]	4,600	4,647
Darling Ingredients Inc. 5.25% 2027[6]	10,080	10,215
Energizer Holdings, Inc. 6.375% 2026[6]	19,880	20,544
Energizer Holdings, Inc. 7.75% 2027[6]	7,910	8,433
The Income Fund of America — Page 26 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Energizer SpinCo, Inc. 5.50% 2025[6]	$6,065	$6,167
Imperial Tobacco Finance PLC 3.50% 2023[6]	10,000	10,134
JBS Investments GmbH II 7.00% 2026	13,200	13,754
JBS Investments GmbH II 7.00% 2026[6]	1,800	1,875
Keurig Dr Pepper Inc. 4.985% 2038	8,185	10,017
Kraft Heinz Co. 3.95% 2025	8,750	9,168
Lamb Weston Holdings, Inc. 4.625% 2024[6]	1,585	1,624
Molson Coors Brewing Co. 4.20% 2046	20,600	19,889
Mondelez International, Inc. 1.50% 2025	9,600	9,549
Nestle Skin Health SA, Term Loan B1, (3-month USD-LIBOR + 4.25%) 5.322% 2026[9,10]	29,924	27,542
Performance Food Group, Inc. 5.50% 2027[6]	10,739	10,270
Philip Morris International Inc. 2.375% 2022	5,035	5,181
Philip Morris International Inc. 2.625% 2022	8,405	8,621
Post Holdings, Inc. 5.00% 2026[6]	9,608	9,617
Post Holdings, Inc. 5.625% 2028[6]	9,680	9,894
Post Holdings, Inc. 5.50% 2029[6]	9,040	9,127
Post Holdings, Inc. 4.625% 2030[6]	16,895	16,663
Prestige Brands International Inc. 6.375% 2024[6]	2,570	2,654
Prestige Brands International Inc. 5.125% 2028[6]	8,162	8,307
Reynolds American Inc. 3.25% 2022	5,647	5,668
Reynolds American Inc. 5.70% 2035	3,130	3,669
Reynolds American Inc. 5.85% 2045	18,028	21,213
WM. Wrigley Jr. Co. 3.375% 2020[6]	5,500	5,551
		678,226
Real estate 0.39%
Alexandria Real Estate Equities, Inc. 3.95% 2028	975	1,045
Alexandria Real Estate Equities, Inc. 2.75% 2029	4,851	4,872
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,375	2,568
American Campus Communities, Inc. 4.125% 2024	24,700	24,748
American Campus Communities, Inc. 2.85% 2030	1,739	1,595
American Tower Corp. 3.55% 2027	2,525	2,759
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,669
Brookfield Property REIT Inc. 5.75% 2026[6]	45,220	36,389
Communications Sales & Leasing, Inc. 6.00% 2023[6]	7,175	6,702
Corporate Office Properties LP 5.25% 2024	9,150	9,623
EPR Properties 3.75% 2029	2,400	1,940
Equinix, Inc. 2.90% 2026	1,144	1,176
Equinix, Inc. 5.375% 2027	10,880	11,801
Equinix, Inc. 3.20% 2029	1,552	1,631
Essex Portfolio LP 3.625% 2022	5,000	5,188
Essex Portfolio LP 3.875% 2024	5,900	6,190
Gaming and Leisure Properties, Inc. 3.35% 2024	2,526	2,351
Hospitality Properties Trust 4.25% 2021	20,500	19,643
Hospitality Properties Trust 4.50% 2023	7,835	6,783
Hospitality Properties Trust 4.50% 2025	1,960	1,598
Hospitality Properties Trust 3.95% 2028	1,990	1,542
Howard Hughes Corp. 5.375% 2025[6]	23,801	23,220
Iron Mountain Inc. 5.75% 2024[2]	23,045	22,786
Iron Mountain Inc. 4.875% 2027[2,6]	10,665	10,460
Iron Mountain Inc. 5.25% 2028[2,6]	17,489	17,177
Iron Mountain Inc. 4.875% 2029[2,6]	16,282	15,684
Medical Properties Trust, Inc. 5.00% 2027	23,785	24,411
Prologis, Inc. 4.25% 2023	25,000	27,277
The Income Fund of America — Page 27 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Realogy Corp. 5.25% 2021[6]	$8,112	$6,860
Realogy Corp. 4.875% 2023[6]	24,570	18,836
Realogy Corp. 9.375% 2027[6]	19,145	13,522
SBA Communications Corp. 4.00% 2022	20,790	21,030
SBA Communications Corp. 3.875% 2027[6]	13,990	14,375
Scentre Group 3.25% 2025[6]	4,365	4,394
Scentre Group 3.50% 2025[6]	5,455	5,458
Scentre Group 3.75% 2027[6]	3,000	2,990
Select Income REIT 4.15% 2022	1,035	1,023
WEA Finance LLC 3.25% 2020[6]	8,638	8,635
Westfield Corp. Ltd. 3.15% 2022[6]	6,020	6,022
		395,973
Total corporate bonds & notes		13,875,765
Mortgage-backed obligations 10.92% Federal agency mortgage-backed obligations 10.83%
Fannie Mae 7.00% 2047[13]	273	310
Fannie Mae 7.00% 2047[13]	140	159
Fannie Mae 7.00% 2047[13]	82	93
Fannie Mae 7.00% 2047[13]	18	20
Fannie Mae Pool #885290 6.00% 2021[13]	14	14
Fannie Mae Pool #932119 4.50% 2024[13]	525	563
Fannie Mae Pool #995265 5.50% 2024[13]	33	35
Fannie Mae Pool #AD8191 4.00% 2025[13]	223	236
Fannie Mae Pool #AB1066 4.00% 2025[13]	4	4
Fannie Mae Pool #AD6392 4.50% 2025[13]	446	478
Fannie Mae Pool #AD3149 4.50% 2025[13]	244	261
Fannie Mae Pool #AD5692 4.50% 2025[13]	243	261
Fannie Mae Pool #AD6119 4.50% 2025[13]	210	222
Fannie Mae Pool #AJ6967 3.00% 2026[13]	4,983	5,267
Fannie Mae Pool #MA2785 3.00% 2026[13]	3,003	3,170
Fannie Mae Pool #AS8539 3.00% 2026[13]	2,389	2,523
Fannie Mae Pool #MA2815 3.00% 2026[13]	2,234	2,358
Fannie Mae Pool #MA2754 3.00% 2026[13]	1,869	1,973
Fannie Mae Pool #AJ5522 3.00% 2026[13]	1,742	1,841
Fannie Mae Pool #MA2850 3.00% 2026[13]	1,486	1,569
Fannie Mae Pool #AJ9387 3.00% 2026[13]	4	4
Fannie Mae Pool #AI6180 4.00% 2026[13]	117	124
Fannie Mae Pool #AH6941 4.00% 2026[13]	5	5
Fannie Mae Pool #888204 6.00% 2026[13]	437	486
Fannie Mae Pool #MA3190 3.00% 2027[13]	10,250	10,856
Fannie Mae Pool #MA2939 3.00% 2027[13]	4,357	4,600
Fannie Mae Pool #MA2883 3.00% 2027[13]	2,295	2,423
Fannie Mae Pool #MA2973 3.00% 2027[13]	453	479
Fannie Mae Pool #AL5603 3.00% 2027[13]	418	443
Fannie Mae Pool #MA3159 3.00% 2027[13]	167	176
Fannie Mae Pool #MA1035 3.00% 2027[13]	97	103
Fannie Mae Pool #AK5169 3.00% 2027[13]	59	62
Fannie Mae Pool #AL2940 3.50% 2027[13]	381	406
Fannie Mae Pool #BM4533 4.00% 2027[13]	1,862	1,971
Fannie Mae Pool #BM3266 3.00% 2028[13]	33,362	35,215
Fannie Mae Pool #MA3250 3.00% 2028[13]	2,327	2,459
Fannie Mae Pool #MA3407 3.00% 2028[13]	535	566
The Income Fund of America — Page 28 of 45

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AL4693 3.00% 2028[13]	$18	$19
Fannie Mae Pool #AU6794 3.00% 2028[13]	7	7
Fannie Mae Pool #MA3345 3.50% 2028[13]	152	161
Fannie Mae Pool #AL8241 3.00% 2029[13]	411	435
Fannie Mae Pool #AL8347 4.00% 2029[13]	571	604
Fannie Mae Pool #BM4299 3.00% 2030[13]	81,059	85,547
Fannie Mae Pool #BM1231 3.50% 2031[13]	390	413
Fannie Mae Pool #890805 4.00% 2031[13]	694	735
Fannie Mae Pool #BH6932 3.00% 2032[13]	846	894
Fannie Mae Pool #BO9972 3.00% 2033[13]	6,003	6,346
Fannie Mae Pool #BJ5674 3.00% 2033[13]	502	531
Fannie Mae Pool #MA3283 3.00% 2033[13]	38	40
Fannie Mae Pool #BK6720 3.00% 2033[13]	27	29
Fannie Mae Pool #MA3438 3.50% 2033[13]	4,396	4,644
Fannie Mae Pool #MA3489 3.50% 2033[13]	88	93
Fannie Mae Pool #MA3541 4.00% 2033[13]	566	599
Fannie Mae Pool #BM5494 4.00% 2033[13]	255	270
Fannie Mae Pool #BJ6249 4.00% 2033[13]	236	256
Fannie Mae Pool #254767 5.50% 2033[13]	192	219
Fannie Mae Pool #FM2057 2.50% 2034[13]	501,343	525,034
Fannie Mae Pool #MA3827 2.50% 2034[13]	224,339	234,942
Fannie Mae Pool #MA3864 2.50% 2034[13]	99,222	103,923
Fannie Mae Pool #MA3797 2.50% 2034[13]	69,303	72,571
Fannie Mae Pool #MA3737 2.50% 2034[13]	36,797	38,524
Fannie Mae Pool #MA3709 2.50% 2034[13]	35,609	37,268
Fannie Mae Pool #MA3729 2.50% 2034[13]	11,071	11,590
Fannie Mae Pool #BO6861 2.50% 2034[13]	7,435	7,787
Fannie Mae Pool #BJ9733 2.50% 2034[13]	6,713	7,030
Fannie Mae Pool #BP0033 2.50% 2034[13]	5,557	5,820
Fannie Mae Pool #BO7771 2.50% 2034[13]	3,261	3,415
Fannie Mae Pool #MA3865 3.00% 2034[13]	30,233	31,951
Fannie Mae Pool #SB8021 3.00% 2034[13]	28,308	29,933
Fannie Mae Pool #CA4891 3.00% 2034[13]	14,989	15,852
Fannie Mae Pool #MA3657 3.00% 2034[13]	13,345	14,084
Fannie Mae Pool #BN6580 3.00% 2034[13]	13,294	14,040
Fannie Mae Pool #BP0113 3.00% 2034[13]	3,432	3,629
Fannie Mae Pool #CA4490 3.50% 2034[13]	5,211	5,511
Fannie Mae Pool #MA3682 3.50% 2034[13]	837	885
Fannie Mae Pool #FM1946 3.50% 2034[13]	827	874
Fannie Mae Pool #MA3611 4.00% 2034[13]	265	280
Fannie Mae Pool #BN1085 4.00% 2034[13]	25	26
Fannie Mae Pool #MA4053 2.50% 2035[13]	250,000	261,890
Fannie Mae Pool #MA3896 2.50% 2035[13]	193,483	202,649
Fannie Mae Pool #MA3955 2.50% 2035[13]	74,071	77,587
Fannie Mae Pool #MA3931 3.00% 2035[13]	299,899	317,051
Fannie Mae Pool #MA3956 3.00% 2035[13]	239,279	253,156
Fannie Mae Pool #MA3985 3.00% 2035[13]	49,672	52,532
Fannie Mae Pool #MA3897 3.00% 2035[13]	35,842	37,855
Fannie Mae Pool #735228 5.50% 2035[13]	172	197
Fannie Mae Pool #AS8554 3.00% 2036[13]	31,669	33,655
Fannie Mae Pool #AS8355 3.00% 2036[13]	16,001	17,005
Fannie Mae Pool #BE4703 3.00% 2036[13]	914	973
Fannie Mae Pool #888795 5.50% 2036[13]	1,071	1,225
Fannie Mae Pool #256308 6.00% 2036[13]	311	359
The Income Fund of America — Page 29 of 45

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #878099 6.00% 2036[13]	$249	$287
Fannie Mae Pool #880426 6.00% 2036[13]	64	72
Fannie Mae Pool #AS8628 3.00% 2037[13]	15,793	16,784
Fannie Mae Pool #AS8773 3.00% 2037[13]	9,627	10,231
Fannie Mae Pool #MA2897 3.00% 2037[13]	9,494	10,089
Fannie Mae Pool #888637 6.00% 2037[13]	1,818	2,100
Fannie Mae Pool #950991 6.00% 2037[13]	707	815
Fannie Mae Pool #936999 6.00% 2037[13]	507	575
Fannie Mae Pool #941315 6.50% 2037[13]	123	143
Fannie Mae Pool #945832 6.50% 2037[13]	96	116
Fannie Mae Pool #995674 6.00% 2038[13]	1,068	1,236
Fannie Mae Pool #929964 6.00% 2038[13]	592	683
Fannie Mae Pool #MA3697 3.00% 2039[13]	106,501	112,655
Fannie Mae Pool #AE0967 3.50% 2039[13]	166	180
Fannie Mae Pool #932274 4.50% 2039[13]	10,797	12,006
Fannie Mae Pool #AC0479 6.00% 2039[13]	319	361
Fannie Mae Pool #AE0443 6.50% 2039[13]	205	244
Fannie Mae Pool #AE4483 4.00% 2040[13]	2,955	3,237
Fannie Mae Pool #AE8073 4.00% 2040[13]	220	244
Fannie Mae Pool #AE9377 4.50% 2040[13]	17	18
Fannie Mae Pool #AH0861 4.50% 2040[13]	8	9
Fannie Mae Pool #AD4927 5.00% 2040[13]	2,901	3,320
Fannie Mae Pool #AE0828 3.50% 2041[13]	91	98
Fannie Mae Pool #AB4050 4.00% 2041[13]	355	394
Fannie Mae Pool #AJ4189 4.00% 2041[13]	239	266
Fannie Mae Pool #AJ4154 4.00% 2041[13]	217	241
Fannie Mae Pool #AJ0257 4.00% 2041[13]	92	103
Fannie Mae Pool #AB2470 4.50% 2041[13]	72	80
Fannie Mae Pool #AI8482 5.00% 2041[13]	202	231
Fannie Mae Pool #AI5571 5.00% 2041[13]	181	207
Fannie Mae Pool #AI4836 5.00% 2041[13]	138	155
Fannie Mae Pool #AI3422 5.00% 2041[13]	130	146
Fannie Mae Pool #AB5377 3.50% 2042[13]	25,252	27,578
Fannie Mae Pool #AO9140 3.50% 2042[13]	9,142	9,880
Fannie Mae Pool #AL2745 4.00% 2042[13]	1,787	1,987
Fannie Mae Pool #890407 4.00% 2042[13]	588	653
Fannie Mae Pool #AU3742 3.50% 2043[13]	17,169	18,608
Fannie Mae Pool #AU8813 4.00% 2043[13]	2,349	2,662
Fannie Mae Pool #AU9348 4.00% 2043[13]	1,677	1,901
Fannie Mae Pool #AU9350 4.00% 2043[13]	1,504	1,673
Fannie Mae Pool #AX2572 4.00% 2044[13]	21,286	23,222
Fannie Mae Pool #AL8354 3.50% 2045[13]	10,214	11,130
Fannie Mae Pool #AS5722 3.50% 2045[13]	8,922	9,601
Fannie Mae Pool #BC4764 3.00% 2046[13]	54,578	57,820
Fannie Mae Pool #BC0157 3.50% 2046[13]	43,811	47,832
Fannie Mae Pool #AL8522 3.50% 2046[13]	20,503	22,341
Fannie Mae Pool #BD7522 3.50% 2046[13]	19,565	20,885
Fannie Mae Pool #AS7388 3.50% 2046[13]	17,629	18,875
Fannie Mae Pool #CA1761 3.50% 2046[13]	7,865	8,465
Fannie Mae Pool #BF0302 3.00% 2047[13]	19,291	20,381
Fannie Mae Pool #BE7961 3.50% 2047[13]	10,998	11,705
Fannie Mae Pool #BH4084 3.50% 2047[13]	7,393	7,864
Fannie Mae Pool #CA0487 3.50% 2047[13]	3,774	4,016
Fannie Mae Pool #BM3065 3.50% 2047[13]	1,714	1,824
The Income Fund of America — Page 30 of 45

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA0770 3.50% 2047[13]	$1,011	$1,078
Fannie Mae Pool #BH7772 3.50% 2047[13]	853	907
Fannie Mae Pool #AS9454 4.00% 2047[13]	33,422	35,831
Fannie Mae Pool #MA3121 4.00% 2047[13]	10,639	11,394
Fannie Mae Pool #BM4413 4.50% 2047[13]	12,072	13,099
Fannie Mae Pool #947661 6.50% 2047[13]	228	245
Fannie Mae Pool #BF0293 3.00% 2048[13]	21,080	22,655
Fannie Mae Pool #BF0318 3.50% 2048[13]	21,867	23,555
Fannie Mae Pool #BJ3775 3.50% 2048[13]	17,233	18,335
Fannie Mae Pool #BM4703 3.50% 2048[13]	889	943
Fannie Mae Pool #MA3415 4.00% 2048[13]	102,213	108,913
Fannie Mae Pool #MA3521 4.00% 2048[13]	34,716	37,027
Fannie Mae Pool #FM1784 4.00% 2048[13]	24,274	26,355
Fannie Mae Pool #MA3357 4.00% 2048[13]	21,331	22,820
Fannie Mae Pool #MA3443 4.00% 2048[13]	20,556	21,904
Fannie Mae Pool #MA3306 4.00% 2048[13]	18,940	20,225
Fannie Mae Pool #MA3467 4.00% 2048[13]	16,968	18,080
Fannie Mae Pool #CA1542 4.00% 2048[13]	16,216	17,823
Fannie Mae Pool #BK0920 4.00% 2048[13]	5,845	6,233
Fannie Mae Pool #FM1437 4.00% 2048[13]	4,542	4,843
Fannie Mae Pool #MA3384 4.00% 2048[13]	3,842	4,097
Fannie Mae Pool #BJ9252 4.00% 2048[13]	1,643	1,752
Fannie Mae Pool #BK4764 4.00% 2048[13]	1,400	1,492
Fannie Mae Pool #BK7608 4.00% 2048[13]	688	733
Fannie Mae Pool #BK0915 4.00% 2048[13]	514	548
Fannie Mae Pool #BJ7556 4.00% 2048[13]	89	95
Fannie Mae Pool #CA2056 4.50% 2048[13]	1,714	1,853
Fannie Mae Pool #CA2493 4.50% 2048[13]	30	32
Fannie Mae Pool #BO5023 3.00% 2049[13]	239,113	253,627
Fannie Mae Pool #CA4534 3.00% 2049[13]	68,548	73,421
Fannie Mae Pool #CA4756 3.00% 2049[13]	60,952	65,285
Fannie Mae Pool #CA3807 3.00% 2049[13]	3,698	3,974
Fannie Mae Pool #CA3806 3.00% 2049[13]	1,910	2,055
Fannie Mae Pool #CA4156 3.50% 2049[13]	221,129	237,928
Fannie Mae Pool #CA4804 3.50% 2049[13]	81,348	88,057
Fannie Mae Pool #CA4112 3.50% 2049[13]	78,092	85,488
Fannie Mae Pool #CA3814 3.50% 2049[13]	72,500	79,366
Fannie Mae Pool #CA4802 3.50% 2049[13]	59,088	64,328
Fannie Mae Pool #FM2092 3.50% 2049[13]	41,091	44,480
Fannie Mae Pool #FM1954 3.50% 2049[13]	13,661	14,597
Fannie Mae Pool #FM1589 3.50% 2049[13]	9,225	9,865
Fannie Mae Pool #BN3127 3.50% 2049[13]	4,298	4,548
Fannie Mae Pool #CA3976 4.00% 2049[13]	179,381	194,793
Fannie Mae Pool #CA3184 4.00% 2049[13]	33,068	36,207
Fannie Mae Pool #CA4432 4.00% 2049[13]	16,585	18,010
Fannie Mae Pool #FM1668 4.00% 2049[13]	11,185	12,146
Fannie Mae Pool #CA3084 4.00% 2049[13]	430	459
Fannie Mae Pool #MA3616 4.50% 2049[13]	1,986	2,143
Fannie Mae Pool #BF0167 3.00% 2057[13]	1,334	1,429
Fannie Mae Pool #BF0264 3.50% 2058[13]	23,616	25,625
Fannie Mae Pool #BF0332 3.00% 2059[13]	121,074	129,689
Fannie Mae, Series 2001-4, Class NA, 9.014% 2025[9,13]	—[7]	—[7]
Fannie Mae, Series 2001-4, Class GA, 9.131% 2025[9,13]	3	4
Fannie Mae, Series 2001-20, Class E, 9.50% 2031[9,13]	2	2
The Income Fund of America — Page 31 of 45

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[13]	$1,940	$2,271
Fannie Mae, Series 2007-24, Class P, 6.00% 2037[13]	856	1,018
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[13]	180	213
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[13]	166	192
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[13]	122	149
Fannie Mae, Series 2002-W1, Class 2A, 5.579% 2042[9,13]	353	398
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[9,13]	3,195	3,280
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[13]	5,712	5,839
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[13]	4,325	4,437
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[9,13]	6,869	7,343
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[9,13]	7,202	7,759
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[9,13]	7,807	8,429
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[9,13]	7,512	8,170
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.565% 2026[9,13]	16,665	18,093
Freddie Mac 3.00% 2033[13]	61	65
Freddie Mac 3.50% 2033[13]	4,964	5,256
Freddie Mac 3.00% 2036[13]	719	766
Freddie Mac 3.00% 2036[13]	540	578
Freddie Mac 3.00% 2046[13]	8,927	9,636
Freddie Mac 4.00% 2046[13]	14,632	15,884
Freddie Mac 4.00% 2046[13]	12,019	13,066
Freddie Mac 4.00% 2046[13]	9,640	10,479
Freddie Mac 4.50% 2046[13]	6,702	7,310
Freddie Mac 4.50% 2046[13]	2,326	2,543
Freddie Mac 3.50% 2047[13]	29,399	31,283
Freddie Mac 3.50% 2047[13]	20,083	21,374
Freddie Mac 3.50% 2047[13]	20,076	21,373
Freddie Mac 3.50% 2047[13]	16,011	17,032
Freddie Mac 4.00% 2047[13]	24,527	26,291
Freddie Mac 3.50% 2048[13]	1,754	1,900
Freddie Mac 4.00% 2048[13]	35,502	37,841
Freddie Mac 4.00% 2048[13]	3,748	4,025
Freddie Mac Pool #ZS8443 3.00% 2026[13]	73	77
Freddie Mac Pool #ZK3536 3.50% 2026[13]	18	19
Freddie Mac Pool #ZS6739 3.50% 2026[13]	15	16
Freddie Mac Pool #ZK7580 3.00% 2027[13]	1,254	1,327
Freddie Mac Pool #ZS7297 3.00% 2027[13]	10	10
Freddie Mac Pool #ZS7102 3.00% 2028[13]	6,996	7,400
Freddie Mac Pool #ZK7590 3.00% 2029[13]	26,560	28,126
Freddie Mac Pool #ZK7593 3.00% 2029[13]	21,407	22,656
Freddie Mac Pool #ZS7386 3.50% 2030[13]	20	21
Freddie Mac Pool #SB0084 3.00% 2032[13]	118,153	125,166
Freddie Mac Pool #SB0009 3.00% 2032[13]	31,125	32,872
Freddie Mac Pool #J38004 3.00% 2032[13]	1,429	1,523
Freddie Mac Pool #SB0023 3.00% 2033[13]	7,768	8,203
Freddie Mac Pool #ZS8715 3.00% 2033[13]	1,105	1,167
Freddie Mac Pool #ZS8710 3.00% 2033[13]	1,033	1,090
Freddie Mac Pool #ZS8102 3.00% 2033[13]	911	963
Freddie Mac Pool #G18695 3.00% 2033[13]	745	788
Freddie Mac Pool #ZK9250 3.00% 2033[13]	588	621
Freddie Mac Pool #ZS8009 3.00% 2033[13]	163	173
Freddie Mac Pool #ZS8716 3.50% 2033[13]	1,048	1,107
Freddie Mac Pool #ZS8705 3.50% 2033[13]	349	370
Freddie Mac Pool #ZT0717 3.50% 2033[13]	210	222
The Income Fund of America — Page 32 of 45

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZS8711 3.50% 2033[13]	$27	$28
Freddie Mac Pool #SB8020 2.50% 2034[13]	92,775	97,179
Freddie Mac Pool #SB8015 2.50% 2034[13]	82,773	86,701
Freddie Mac Pool #ZT2094 2.50% 2034[13]	35,078	36,733
Freddie Mac Pool #G18729 3.00% 2034[13]	3,714	3,923
Freddie Mac Pool #G18722 3.00% 2034[13]	1,310	1,384
Freddie Mac Pool #G18732 3.00% 2034[13]	1,172	1,238
Freddie Mac Pool #J40197 3.00% 2034[13]	1,104	1,166
Freddie Mac Pool #G18725 3.00% 2034[13]	1,003	1,060
Freddie Mac Pool #ZT1872 3.50% 2034[13]	2,442	2,583
Freddie Mac Pool #ZT1799 3.50% 2034[13]	729	771
Freddie Mac Pool #SB8026 2.50% 2035[13]	367,221	384,663
Freddie Mac Pool #SB8031 2.50% 2035[13]	195,333	204,619
Freddie Mac Pool #SB8035 2.50% 2035[13]	13,950	14,614
Freddie Mac Pool #SB8027 3.00% 2035[13]	345,742	365,818
Freddie Mac Pool #SB8032 3.00% 2035[13]	261,304	276,334
Freddie Mac Pool #SB8036 3.00% 2035[13]	49,092	51,918
Freddie Mac Pool #G04805 4.50% 2035[13]	5,333	5,858
Freddie Mac Pool #G04553 6.50% 2038[13]	536	615
Freddie Mac Pool #RB5005 3.00% 2039[13]	2,605	2,755
Freddie Mac Pool #G08353 4.50% 2039[13]	498	554
Freddie Mac Pool #A87892 5.00% 2039[13]	886	1,012
Freddie Mac Pool #A87873 5.00% 2039[13]	472	540
Freddie Mac Pool #G05937 4.50% 2040[13]	11,923	13,240
Freddie Mac Pool #A97342 4.00% 2041[13]	1,078	1,179
Freddie Mac Pool #Q02676 4.50% 2041[13]	1,018	1,132
Freddie Mac Pool #Q02849 4.50% 2041[13]	967	1,075
Freddie Mac Pool #Q01746 4.50% 2041[13]	731	805
Freddie Mac Pool #A96488 5.00% 2041[13]	63	72
Freddie Mac Pool #G07221 4.50% 2042[13]	1,802	2,004
Freddie Mac Pool #G07189 4.50% 2042[13]	1,081	1,202
Freddie Mac Pool #Q23190 4.00% 2043[13]	3,190	3,552
Freddie Mac Pool #Q23185 4.00% 2043[13]	1,906	2,161
Freddie Mac Pool #G61733 3.00% 2047[13]	11,461	12,320
Freddie Mac Pool #G61161 3.50% 2047[13]	5,049	5,395
Freddie Mac Pool #Q52157 3.50% 2047[13]	1,418	1,510
Freddie Mac Pool #SI2002 4.00% 2048[13]	6,805	7,275
Freddie Mac Pool #ZS4785 4.00% 2048[13]	3,460	3,687
Freddie Mac Pool #SD0045 4.50% 2048[13]	43,039	47,381
Freddie Mac Pool #Q63663 3.00% 2049[13]	12,009	12,863
Freddie Mac Pool #QA5125 3.50% 2049[13]	39,859	43,394
Freddie Mac Pool #SD7508 3.50% 2049[13]	32,543	35,428
Freddie Mac Pool #SD7503 3.50% 2049[13]	9,872	10,686
Freddie Mac Pool #RA1744 4.00% 2049[13]	83,602	90,785
Freddie Mac Pool #ZN3384 4.50% 2049[13]	4,945	5,338
Freddie Mac Pool #ZA6269 4.50% 2049[13]	1,697	1,832
Freddie Mac Pool #ZA7009 4.50% 2049[13]	1,628	1,757
Freddie Mac Pool #ZN3568 4.50% 2049[13]	27	30
Freddie Mac Pool #RA2596 2.50% 2050[13]	21,805	22,741
Freddie Mac Pool #RA1914 3.00% 2050[13]	60,023	63,887
Freddie Mac Pool #RA2020 3.00% 2050[13]	13,968	14,867
Freddie Mac, Series 2289, Class NB, 9.00% 2022[9,13]	—[7]	—[7]
Freddie Mac, Series 3257, Class PA, 5.50% 2036[13]	1,876	2,190
Freddie Mac, Series 3286, Class JN, 5.50% 2037[13]	1,451	1,626
The Income Fund of America — Page 33 of 45

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 3318, Class JT, 5.50% 2037[13]	$841	$955
Freddie Mac, Series K036, Class A1, Multi Family, 2.777% 2023[13]	5,332	5,498
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[9,13]	5,913	6,647
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[13]	11,055	12,276
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[13]	6,340	7,127
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[13]	7,695	8,704
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[13]	4,164	4,956
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[9,13]	13,159	13,817
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[13]	12,798	13,467
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[9,13]	12,556	13,185
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[13]	1,562	1,645
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[9,13]	12,507	13,259
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[9,13]	3,085	3,180
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[13]	2,486	2,715
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[13]	6,538	7,198
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[13]	15,441	16,546
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[13]	8,838	9,241
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[13]	4,338	4,590
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 2.687% 2024[9,13]	1,967	1,871
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 2.437% 2025[9,13]	1,259	1,194
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 3.787% 2027[9,13]	5,617	5,626
Government National Mortgage Assn. 4.00% 2048[13]	19,348	20,653
Government National Mortgage Assn. 4.00% 2048[13]	15,082	16,086
Government National Mortgage Assn. 4.00% 2048[13]	4,338	4,725
Government National Mortgage Assn. 4.50% 2049[13]	12,537	13,448
Government National Mortgage Assn. 3.00% 2050[13,14]	60,000	63,732
Government National Mortgage Assn. 3.50% 2050[13]	106,389	113,405
Government National Mortgage Assn. 4.00% 2050[13,14]	5,111	5,439
Government National Mortgage Assn. 4.00% 2050[13]	4,432	4,730
Government National Mortgage Assn. 4.50% 2050[13,14]	30,000	32,062
Government National Mortgage Assn. 4.50% 2050[13,14]	2,439	2,611
Government National Mortgage Assn. Pool #783687 4.50% 2041[13]	630	682
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[13]	160,589	170,925
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[13]	29,990	31,939
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[13]	21,572	22,952
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[13]	30,536	32,722
Government National Mortgage Assn. Pool #MA6410 3.50% 2050[13]	153,426	163,375
Uniform Mortgage-Backed Security 2.00% 2035[13,14]	459,650	473,439
Uniform Mortgage-Backed Security 2.00% 2035[13,14]	250,000	257,119
Uniform Mortgage-Backed Security 2.50% 2035[13,14]	309,650	323,451
Uniform Mortgage-Backed Security 2.50% 2035[13,14]	103,910	108,651
Uniform Mortgage-Backed Security 3.00% 2035[13,14]	1,071,320	1,128,590
Uniform Mortgage-Backed Security 3.00% 2035[13,14]	130,000	137,095
Uniform Mortgage-Backed Security 2.50% 2050[13,14]	101,310	105,500
Uniform Mortgage-Backed Security 3.00% 2050[13,14]	17,354	18,300
Uniform Mortgage-Backed Security 3.50% 2050[13,14]	48,000	50,755
Uniform Mortgage-Backed Security 4.00% 2050[13,14]	21,548	22,975
Uniform Mortgage-Backed Security 4.50% 2050[13,14]	3,130	3,376
		10,947,426
The Income Fund of America — Page 34 of 45

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) 0.08%	Principal amount (000)	Value (000)
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[6,9,13]	$9,478	$9,575
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 2.087% 2029[6,9,13]	10,160	9,091
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[6,9,13]	1,778	1,794
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[6,9,13]	2,649	2,590
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[6,9,13]	4,293	4,320
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[6,9,13]	1,045	1,053
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 2029[6,9,13]	535	528
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[6,9,13]	2,420	2,469
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 2035[13]	2,496	1,958
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 3.463% 2047[9,13]	1,793	1,525
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[13]	522	529
Finance of America HECM Buyout, Series 2019-HB1, Class M1, 2.105% 2030[6,9,13]	3,100	3,113
Finance of America HECM Buyout, Series 2020-HB1, Class M2, 2.389% 2030[6,9,13]	1,000	976
Finance of America HECM Buyout, Series 2020-HB1, Class M3, 2.723% 2030[6,9,13]	507	484
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.6562% 2049[6,13]	1,828	1,809
Finance of America HECM Buyout, Series 2019-AB1, Class M1, 3.50% 2049[1,6,13]	4,007	3,822
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[6,13]	11,458	12,194
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[6,13]	11,138	11,941
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.563% 2036[9,13]	2,770	2,356
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[6,9,13]	4,122	4,201
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[6,9,13]	1,212	1,247
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[6,9,13]	1,156	1,190
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[6,9,13]	3,916	3,613
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[6,9,13]	2,169	2,084
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 1.697% 2052[6,9,13]	3,501	3,475
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[6,9,13]	2,693	2,773
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[6,9,13]	4,866	4,979
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[6,9,13]	3,451	3,503
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A3, 3.754% 2049[6,9,13]	4,141	4,072
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.700% 2036[9,13]	1,789	1,393
Towd Point Mortgage Trust, Series 2019-SJ1, Class A1, 3.75% 2058[6,9,13]	1,672	1,682
		106,339
Commercial mortgage-backed securities 0.01%
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[13]	1,810	2,082
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[13]	480	527
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 1.95% 2063[13]	3,082	3,152
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[13]	3,146	3,213
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[13]	500	539
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 2045[6,13]	925	919
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[6,9,13]	668	694
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[13]	800	836
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.732% 2048[9,13]	437	387
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[9,13]	650	653
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[13]	400	414
GS Mortgage Securities Corp. II, Series 2011-GC5, Class B, 5.556% 2044[6,9,13]	1,134	1,120
JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.694% 2050[13]	1,510	1,665
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[6,13]	1,447	1,430
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C-32, Class A-4, 3.72% 2049[13]	580	637
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[6,13]	6,370	6,481
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[13]	1,550	1,665
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.698% 2049[9,13]	446	393
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.246% 2048[9,13]	470	402
The Income Fund of America — Page 35 of 45

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[13]	$750	$700
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[13]	285	292
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[13]	500	525
		28,726
Total mortgage-backed obligations		11,082,491
U.S. Treasury bonds & notes 3.42% U.S. Treasury 2.77%
U.S. Treasury 1.375% 2020	55,000	55,353
U.S. Treasury 1.50% 2020	2,000	2,002
U.S. Treasury 1.375% 2021	129,000	130,214
U.S. Treasury 2.125% 2021	40,000	40,853
U.S. Treasury 2.25% 2021	130,000	132,722
U.S. Treasury 2.375% 2021	17,000	17,363
U.S. Treasury 2.50% 2021	25,000	25,490
U.S. Treasury 2.625% 2021	100,000	102,961
U.S. Treasury 2.75% 2021	20,000	20,703
U.S. Treasury 0.375% 2022	226,300	227,054
U.S. Treasury 1.375% 2022	50,000	51,016
U.S. Treasury 1.875% 2022	27,000	28,008
U.S. Treasury 2.125% 2022	28,000	29,406
U.S. Treasury 1.625% 2023	21,000	21,861
U.S. Treasury 2.375% 2023	10,000	10,586
U.S. Treasury 2.75% 2023	101,300	109,428
U.S. Treasury 2.75% 2023	10,000	10,746
U.S. Treasury 6.25% 2023	14,000	16,761
U.S. Treasury 1.750% 2024	20,000	21,177
U.S. Treasury 2.125% 2024	10,000	10,705
U.S. Treasury 0.50% 2025	234,300	235,912
U.S. Treasury 2.00% 2025[15]	184,000	199,349
U.S. Treasury 1.625% 2026	70,000	75,055
U.S. Treasury 1.625% 2026	30,000	31,999
U.S. Treasury 1.75% 2026	95,897	103,667
U.S. Treasury 1.875% 2026	97,204	105,438
U.S. Treasury 2.125% 2026	12,540	13,780
U.S. Treasury 2.25% 2026	2,347	2,592
U.S. Treasury 2.50% 2026	38,580	43,115
U.S. Treasury 2.875% 2028	28,000	33,055
U.S. Treasury 2.625% 2029	19,000	22,280
U.S. Treasury 1.50% 2030	257,951	279,090
U.S. Treasury 2.875% 2045	55,000	74,051
U.S. Treasury 2.875% 2046	57,970	78,828
U.S. Treasury 2.375% 2049[15]	24,951	31,624
U.S. Treasury 2.875% 2049[15]	293,425	406,774
U.S. Treasury 2.00% 2050	12,000	14,130
		2,815,148
U.S. Treasury inflation-protected securities 0.65%
U.S. Treasury Inflation-Protected Security 0.625% 2024[16]	66,512	68,293
U.S. Treasury Inflation-Protected Security 0.25% 2029[16]	12,690	13,527
U.S. Treasury Inflation-Protected Security 1.00% 2048[16]	23,495	30,804
The Income Fund of America — Page 36 of 45

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 1.00% 2049[15,16]	$339,975	$450,978
U.S. Treasury Inflation-Protected Security 0.25% 2050[16]	81,089	90,179
		653,781
Total U.S. Treasury bonds & notes		3,468,929
Municipals 0.32% Illinois 0.32%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	53,770	52,983
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	28,045	28,286
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	11,385	11,234
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	910	899
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	2,630	2,535
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2026	2,440	2,483
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	4,880	4,902
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2034	1,085	1,065
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2031	2,170	2,166
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	2,990	2,773
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	2,170	2,107
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	8,615	7,932
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	1,630	1,658
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028	1,900	2,300
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	540	543
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	950	1,143
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	540	646
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	540	543
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031	1,085	1,288
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032	1,085	1,280
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2033	540	634
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	620	608
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	2,415	2,924
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	1,630	1,961
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	1,085	687
The Income Fund of America — Page 37 of 45

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Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	$4,155	$3,897
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	800	862
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	1,470	1,386
G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	12,419	12,670
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033	156,480	141,158
G.O. Bonds, Series 2013-B, 4.91% 2027	3,230	3,468
G.O. Bonds, Series 2019-A, 4.00% 2023	12,000	12,203
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	4,560	4,635
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	595	637
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 6.725% 2035	4,500	4,834
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 2035	1,020	1,072
		322,402
Puerto Rico 0.00%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 4.90% 2020	270	249
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	5,085	4,627
		4,876
		327,278
Asset-backed obligations 0.27%
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[6,13]	2,880	2,740
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[6,13]	1,671	1,583
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[13]	450	444
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[6,9,13]	2,733	2,761
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[6,13]	1,040	1,027
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[6,13]	1,040	992
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[6,13]	1,575	1,455
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[6,13]	3,805	3,672
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[6,13]	2,223	2,214
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.954% 2037[9,13]	595	548
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 0.964% 2037[9,13]	1,096	1,011
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[13]	3,375	3,397
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[13]	15,145	15,076
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[13]	6,350	6,339
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[13]	12,390	11,867
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[6,13]	1,100	1,091
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[6,13]	2,395	2,309
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[6,13]	3,205	3,186
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[6,13]	5,950	5,753
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 2023[6,13]	4,490	4,501
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[6,13]	7,000	6,863
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[6,13]	3,570	3,560
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[6,13]	7,000	6,552
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[6,13]	8,000	7,670
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[6,13]	9,500	9,587
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[6,13]	10,105	10,398
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[6,13]	9,000	9,382
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[6,13]	37,911	37,033
The Income Fund of America — Page 38 of 45

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[6,13]	$11,060	$11,316
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[6,13]	3,757	3,611
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[13]	605	605
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 2023[6,13]	1,507	1,409
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[6,13]	5,105	4,777
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[6,13]	4,058	3,703
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[6,13]	3,060	3,041
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[6,13]	1,895	1,817
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[13]	4,138	4,158
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[13]	4,350	4,169
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[13]	21,000	21,159
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[6,13]	1,650	1,655
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 2.249% 2025[6,9,13]	2,459	2,457
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[6,13]	6,110	6,056
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[6,13]	1,476	1,445
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[6,13]	3,717	3,663
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 2042[6,13]	3,754	3,607
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85% 2024[13]	1,353	1,369
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[13]	9,025	9,054
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 2026[13]	28,000	26,755
		278,837
Bonds & notes of governments & government agencies outside the U.S. 0.06%
Abu Dhabi (Emirate of) 2.50% 2025[6]	12,000	12,395
Abu Dhabi (Emirate of) 3.125% 2030[6]	12,000	12,812
Abu Dhabi (Emirate of) 3.875% 2050[6]	12,000	12,842
CPPIB Capital Inc. 2.375% 2021[6]	8,000	8,110
United Mexican States 4.50% 2050	11,000	9,900
		56,059
Federal agency bonds & notes 0.05%
Fannie Mae 6.25% 2029	32,000	46,464
Total bonds, notes & other debt instruments (cost: $29,015,570,000)		29,135,823
Short-term securities 7.72% Money market investments 7.72%	Shares
Capital Group Central Cash Fund 0.52%[2,17]	78,316,650	7,834,015
Total short-term securities (cost: $7,830,890,000)		7,834,015
Total investment securities 102.34% (cost: $90,971,824,000)		103,848,089
Other assets less liabilities (2.34)%		(2,375,452)
Net assets 100.00%		$101,472,637
The Income Fund of America — Page 39 of 45

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[18] (000)	Value at 4/30/2020[19] (000)	Unrealized appreciation (depreciation) at 4/30/2020 (000)
2 Year U.S. Treasury Note Futures	Long	2,655	July 2020	$531,000	$585,241	$177
5 Year U.S. Treasury Note Futures	Long	6,980	July 2020	698,000	875,881	4,886
10 Year U.S. Treasury Note Futures	Long	13,533	June 2020	1,353,300	1,881,933	12,074
10 Year Ultra U.S. Treasury Note Futures	Short	8,141	June 2020	(814,100)	(1,278,392)	(13,111)
30 Year Ultra U.S. Treasury Bond Futures	Short	595	June 2020	(59,500)	(133,745)	(1,843)
						$2,183
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended April 30, 2020, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 4/30/2020 (000)
Common stocks 3.20%
Health care 0.02%
Rotech Healthcare Inc.[1,3,4,5]	543,172	—	—	543,172	$—	$14,122	$—	$19,554
Industrials 0.42%
Hubbell Inc.	3,430,000	—	—	3,430,000	—	(18,694)	9,124	426,795
Meggitt PLC[1,20]	12,916,300	34,769,264	28,849,564	18,836,000	(111,632)	(56,535)	2,116	—
								426,795
Real estate 0.82%
Iron Mountain Inc. REIT	16,245,000	2,415,000	—	18,660,000	—	(103,230)	31,514	451,199
Gaming and Leisure Properties, Inc. REIT	12,537,400	1,415,600	559,000	13,394,000	3,049	(126,971)	29,022	378,247
								829,446
Utilities 1.19%
Brookfield Infrastructure Partners LP	10,680,000	5,503,823	—	16,183,823	—	(43,209)	20,064	636,679
AES Corp.	43,141,951	—	—	43,141,951	—	(152,723)	18,253	571,631
								1,208,310
Consumer discretionary 0.13%
Domino’s Pizza Group PLC[1]	30,671,123	—	—	30,671,123	—	41,431	1,575	133,014
Materials 0.00%
Boral Ltd.[1,20]	76,201,575	—	76,201,575	—	(97,960)	48,749	5,569	—
WestRock Co.[20]	16,074,832	—	10,826,332	5,248,500	(124,233)	104,410	14,738	—
								—
Communication services 0.60%
Koninklijke KPN NV1	—	212,159,499	—	212,159,499	—	(101,868)	16,706	491,457
HKBN Ltd.[1]	49,072,000	17,000,000	—	66,072,000	—	(6,905)	3,053	113,303
								604,760
The Income Fund of America — Page 40 of 45

unaudited
Investments in affiliates  (continued)

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 4/30/2020 (000)
Energy 0.02%
Ascent Resources - Utica, LLC, Class A1,3,4,5	110,214,618	—	—	110,214,618	$—	$(1,102)	$—	$23,145
White Star Petroleum Corp., Class A1,4,20	6,511,401	—	6,511,401	—	(4,354)	4,288	—	—
								23,145
Total common stocks								3,245,024
Bonds, notes & other debt instruments 0.15%
Health care 0.02%
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 3.25%) 5.294% 2023[1,9]	$13,185,000	—	$13,185,000	—	—	—	166	—
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[1,3,9,10,11]	$32,748,495	$2,664,090	$10,798,597	$24,613,988	(11)	(146)	2,713	24,860
								24,860
Real estate 0.07%
Iron Mountain Inc. 5.75% 2024	$5,925,000	$17,120,000	—	$23,045,000	—	(105)	453	22,786
Iron Mountain Inc. 4.875% 2027[6]	$1,875,000	$8,790,000	—	$10,665,000	—	(340)	126	10,460
Iron Mountain Inc. 5.25% 2028[6]	$13,575,000	$19,024,000	$15,110,000	$17,489,000	629	(1,056)	654	17,177
Iron Mountain Inc. 4.875% 2029[6]	—	$16,282,000	—	$16,282,000	—	(307)	56	15,684
								66,107
Utilities 0.05%
AES Corp. 4.00% 2021	$2,450,000	—	—	$2,450,000	—	(43)	81	2,458
AES Corp. 4.50% 2023	$1,300,000	—	—	$1,300,000	—	(35)	47	1,304
AES Corp. 4.875% 2023	$5,450,000	—	$765,000	$4,685,000	4	(17)	179	4,744
AES Corp. 5.50% 2025	$13,289,000	$6,975,000	—	$20,264,000	—	(126)	667	20,897
AES Corp. 6.00% 2026	$4,150,000	$7,845,000	—	$11,995,000	—	(101)	362	12,599
AES Corp. 5.125% 2027	$955,000	$10,500,000	—	$11,455,000	—	(167)	242	11,995
								53,997
Energy 0.01%
Ascent Resources - Utica LLC 10.00% 2022[6]	$2,705,000	—	—	$2,705,000	—	(557)	201	2,127
Ascent Resources - Utica LLC 7.00% 2026[6]	$5,715,000	—	—	$5,715,000	—	(1,234)	303	3,355
								5,482
Total bonds, notes & other debt instruments								150,446
Short-term securities 7.72%
Money market investments 7.72%
Capital Group Central Cash Fund 0.52%[17]	92,216,552	177,999,173	191,899,075	78,316,650	542	3,239	114,046	7,834,015
Total 11.07%					$(333,966)	$(399,232)	$272,030	$11,229,485
The Income Fund of America — Page 41 of 45

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $16,448,648,000, which represented 16.21% of the net assets of the fund. This amount includes $16,362,786,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Value determined using significant unobservable inputs.
[4]	Security did not produce income during the last 12 months.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,445,544,000, which represented 6.35% of the net assets of the fund.
[7]	Amount less than one thousand.
[8]	Step bond; coupon rate may change at a later date.
[9]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $344,123,000, which represented .34% of the net assets of the fund.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[12]	Scheduled interest and/or principal payment was not received.
[13]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[14]	Purchased on a TBA basis.
[15]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $15,526,000, which represented .02% of the net assets of the fund.
[16]	Index-linked bond whose principal amount moves with a government price index.
[17]	Rate represents the seven-day yield at 4/30/2020.
[18]	Notional amount is calculated based on the number of contracts and notional contract size.
[19]	Value is calculated based on the notional amount and current market price.
[20]	Unaffiliated issuer at 4/30/2020.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ascent Resources - Utica, LLC, Class A	4/25/2016-11/15/2016	$56,848	$23,145.02%
Rotech Healthcare Inc.	11/26/2014	19,660	19,554.02
Advanz Pharma Corp. Ltd.	8/31/2018	12,176	3,194.01
Total private placement securities		$88,684	$45,893.05%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The Income Fund of America — Page 42 of 45

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $4,104,317,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. As of April 30, 2020, the fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $53,106,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. As of April 30, 2020, the fund did not have any interest rate swaps or credit default swaps. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $1,217,167,000 and $701,500,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews
The Income Fund of America — Page 43 of 45

unaudited
changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of April 30, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$6,347,270	$4,279,998	$19,554	$10,646,822
Financials	8,333,867	1,327,790	—	9,661,657
Consumer staples	6,363,317	2,200,672	—	8,563,989
Information technology	6,660,814	1,794,291	—	8,455,105
Industrials	5,063,034	1,314,008	—	6,377,042
Real estate	5,528,844	699,104	—	6,227,948
Utilities	3,103,984	1,860,917	—	4,964,901
Consumer discretionary	3,276,440	640,991	—	3,917,431
Materials	1,982,841	879,054	—	2,861,895
Communication services	1,787,687	944,423	5	2,732,115
Energy	1,179,619	332,161	23,146	1,534,926
Preferred securities	219,196	96,867	—	316,063
Rights & warrants	—	18	21	39
Convertible stocks	608,435	—	5,682	614,117
Convertible bonds	—	4,201	—	4,201
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	13,848,529	27,236	13,875,765
Mortgage-backed obligations	—	11,082,491	—	11,082,491
U.S. Treasury bonds & notes	—	3,468,929	—	3,468,929
Municipals	—	327,278	—	327,278
Asset-backed obligations	—	278,837	—	278,837
Bonds & notes of governments & government agencies outside the U.S.	—	56,059	—	56,059
Federal agency bonds & notes	—	46,464	—	46,464
Short-term securities	7,834,015	—	—	7,834,015
Total	$58,289,363	$45,483,082	$75,644	$103,848,089
The Income Fund of America — Page 44 of 45

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$17,137	$—	$—	$17,137
Liabilities:
Unrealized depreciation on futures contracts	(14,954)	—	—	(14,954)
Total	$2,183	$—	$—	$2,183
*	Futures contracts are not included in the investment portfolio.

Key to abbreviations and symbol
ADR = American Depositary Receipts
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-006-0620O-S73206	The Income Fund of America — Page 45 of 45